                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2668

                        Oppenheimer AMT - Free Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Municipal Bonds and Notes--116.2%
Alabama--1.4%
$          30,000   AL 21st Century Authority Tobacco Settlement         5.500%    12/01/2021   $        29,922
           50,000   AL DCH Health Care Authority (Health Care
                    Facilities)(1)                                       5.000     06/01/2021            49,999
           15,000   AL HFA (Pelican)                                     6.550     03/20/2030            15,007
       12,000,000   AL Public School & College Authority(2)              5.000     05/01/2029        14,017,320
        1,325,000   AL Space Science Exhibit Finance Authority(1)        6.000     10/01/2025         1,080,140
        3,000,000   Birmingham, AL Baptist Medical Centers
                    (Baptist Health System)(1)                           5.250     11/15/2020         2,935,830
           35,000   Birmingham, AL Baptist Medical Centers
                    (Baptist Health System)(1)                           5.625     11/15/2015            36,017
           15,000   Birmingham, AL Baptist Medical Centers
                    (Baptist Health System)(1)                           5.875     11/15/2024            15,029
          400,000   Birmingham, AL Private Educational Building
                    Authority (Birmingham-Southern College)(1)           6.125     12/01/2025           378,304
           15,000   Birmingham, AL Special Care Facilities
                    (Children's Hospital of Alabama)(1)                  5.500     06/01/2022            15,008
           90,000   Birmingham, AL Special Care Facilities
                    Financing Authority (Daughters of Charity)(1)        5.000     11/01/2025            90,337
          235,000   Cooperative District, AL Fort Deposit(1)             6.000     02/01/2036           174,140
        3,500,000   Cullman County, AL Health Care Authority
                    (Cullman Regional Medical Center)(1)                 6.750     02/01/2029         3,601,920
        6,000,000   Cullman County, AL Health Care Authority
                    (Cullman Regional Medical Center)(1)                 7.000     02/01/2036         6,209,160
          185,000   Fayette, AL Waterworks(1)                            5.250     10/01/2016           185,681
          280,000   Greater Montgomery, AL Educational Building
                    Authority (Huntingdon College)(1)                    5.100     05/01/2016           277,351
           10,000   Jefferson County, AL Sewer                           4.500     02/01/2012             4,768
          100,000   Jefferson County, AL Sewer                           5.000     02/01/2018            37,273
          150,000   Jefferson County, AL Sewer                           5.000     02/01/2020            55,344
        4,060,000   Jefferson County, AL Sewer                           5.375     02/01/2027         1,473,333
           35,000   Jefferson County, AL Sewer                           5.625     02/01/2018            13,018
          280,000   Jefferson County, AL Sewer                           5.625     02/01/2022           102,435
           15,000   Lauderdale County & Florence, AL Health Care
                    Authority (Coffee Health Group)(1)                   5.250     07/01/2024            13,641
        1,950,000   Tuscaloosa, AL Educational Building Authority
                    (Stillman College)(1)                                5.000     06/01/2026         1,735,676
        5,000,000   Tuscaloosa, AL Educational Building Authority
                    (Stillman College)(1)                                5.250     06/01/2037         4,275,750
                                                                                                ---------------
                                                                                                     36,822,403
Alaska--1.5%
           10,000   AK HFC(1)                                            5.200     06/01/2021            10,110
           65,000   AK HFC (Veterans Mtg.)(1)                            6.150     06/01/2039            65,056
        8,000,000   AK HFC, Series A(2)                                  5.000     12/01/2033         8,026,760
          750,000   AK Industrial Devel. and Export Authority
                    (Anchorage Sportsplex/Grace Community Church
                    Obligated Group)                                     6.150     08/01/2031           370,238


                       1 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Alaska Continued
$         600,000   AK Industrial Devel. and Export Authority            5.875%    12/01/2027   $       484,410
                    Community Provider (Boys & Girls Home)(1)
       29,090,000   AK Northern Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2032        22,951,137
       11,005,000   AK Northern Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2046         7,397,891
                                                                                                ---------------
                                                                                                     39,305,602
Arizona--4.4%
        1,000,000   Buckeye, AZ Watson Road Community Facilities
                    District(1)                                          5.750     07/01/2022           869,000
        1,501,000   Buckeye, AZ Watson Road Community Facilities
                    District(1)                                          6.000     07/01/2030         1,219,322
          200,000   Centerra, AZ Community Facilities District(1)        5.150     07/15/2031           150,734
          474,950   Central AZ Irrigation & Drain District, Series
                    A(1)                                                 6.000     06/01/2013           475,249
          305,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               5.450     07/15/2021           283,193
          200,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               5.625     07/15/2025           180,550
          600,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               5.800     07/15/2030           539,388
        1,015,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               5.900     07/15/2022           968,209
          330,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               6.125     07/15/2027           308,517
          500,000   Estrella Mountain Ranch, AZ Community
                    Facilities District(1)                               6.200     07/15/2032           465,270
          510,000   Festival Ranch, AZ Community Facilities
                    District(1)                                          5.750     07/01/2032           411,402
          595,000   Festival Ranch, AZ Community Facilities
                    District(1)                                          5.800     07/15/2032           541,147
          250,000   Gladden Farms, AZ Community Facilities
                    District(1)                                          5.500     07/15/2031           196,628
          800,000   Litchfield Park, AZ Community Facility
                    District(1)                                          6.375     07/15/2026           743,840
        1,285,000   Maricopa County, AZ IDA (Christian Care
                    Apartments)(1)                                       6.500     01/01/2036         1,210,200
        2,000,000   Maricopa County, AZ IDA (Christian Care Mesa
                    II)                                                  6.625     01/01/2034         1,602,980
          500,000   Maricopa County, AZ IDA (Immanuel Campus
                    Care)(1)                                             8.500     04/20/2041           460,860
        1,500,000   Maricopa County, AZ IDA (Sun King
                    Apartments)(1)                                       6.750     11/01/2018         1,334,190
          785,000   Maricopa County, AZ IDA (Sun King
                    Apartments)(1)                                       6.750     05/01/2031           602,236
          940,000   Maricopa County, AZ School District No. 24
                    (Gila Bend)(1)                                       5.500     07/01/2022           884,267
          200,000   Marley Park, AZ Community Facilities
                    District(1)                                          5.300     07/15/2031           155,728
          460,000   Merrill Ranch, AZ Community Facilities
                    District No. 1 Special Assessment Lien(1)            5.300     07/01/2030           345,147
          375,000   Palm Valley, AZ Community Facility District
                    No. 3(1)                                             5.300     07/15/2031           291,990
          980,000   Palm Valley, AZ Community Facility District
                    No. 3(1)                                             5.800     07/15/2032           809,255
          750,000   Phoenix, AZ IDA (Career Success Schools)(1)          7.000     01/01/2029           769,485
        5,465,000   Phoenix, AZ IDA (Christian Care)(1)                  5.500     07/01/2035         4,840,952
          500,000   Phoenix, AZ IDA (Espiritu Community Devel.
                    Corp.)(1)                                            6.250     07/01/2036           415,425
          490,000   Pima County, AZ IDA (Arizona Charter School)(1)      6.300     07/01/2031           450,139


                       2 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Arizona Continued
$       1,390,000   Pima County, AZ IDA (Arizona Charter School)(1)      6.500%    07/01/2023   $     1,363,382
        1,315,000   Pima County, AZ IDA (Arizona Charter School)(1)      6.750     07/01/2031         1,276,694
        1,890,000   Pima County, AZ IDA (Christian Senior
                    Living)(1)                                           5.050     01/01/2037         1,666,111
          500,000   Pima County, AZ IDA (Facility Choice Education
                    & Devel. Corp.)(1)                                   6.250     06/01/2026           422,745
        1,200,000   Pima County, AZ IDA (Facility Choice Education
                    & Devel. Corp.)(1)                                   6.375     06/01/2036           959,724
       12,400,000   Pima County, AZ IDA (Metro Police Facility)(2)       5.375     07/01/2039        12,710,310
          500,000   Pima County, AZ IDA (P.L.C. Charter Schools)         6.750     04/01/2036           450,310
          120,000   Pima County, AZ IDA (Paradise Education
                    Center)(1)                                           5.875     06/01/2033            81,466
          250,000   Pima County, AZ IDA (Paradise Education
                    Center)(1)                                           6.000     06/01/2036           168,838
        2,845,000   Pima County, AZ IDA (Phoenix Advantage Charter
                    School)                                              5.600     07/01/2023         2,066,665
          500,000   Pima County, AZ IDA (Sonoran Science
                    Academy)(1)                                          5.670     12/01/2027           423,460
          650,000   Pima County, AZ IDA (Sonoran Science
                    Academy)(1)                                          5.750     12/01/2037           519,441
        1,000,000   Pima County, AZ IDA (Valley Academy)(1)              6.500     07/01/2038           998,600
          500,000   Quail Creek, AZ Community Facilities
                    District(1)                                          5.550     07/15/2030           400,620
       18,385,000   Salt Verde, AZ Financial Corp.(1)                    5.000     12/01/2037        16,395,008
          580,000   Salt Verde, AZ Financial Corp.(1)                    5.250     12/01/2028           559,955
       29,030,000   Salt Verde, AZ Financial Corp.(1)                    5.500     12/01/2037        26,572,901
       20,215,000   Salte Verde, AZ Financial Corp.(1)                   5.000     12/01/2032        18,429,005
           55,000   Show Low Bluff, AZ Community Facilities
                    District Special Assessment(1)                       5.200     07/01/2017            49,915
        1,655,000   Tartesso West, AZ Community Facilities
                    District(1)                                          5.900     07/15/2032         1,384,540
        3,000,000   Verrado, AZ Community Facilities District No.
                    1(1)                                                 5.350     07/15/2031         2,351,880
        4,775,000   Verrado, AZ Community Facilities District No.
                    1(1)                                                 6.500     07/15/2027         4,460,901
        1,775,000   Vistancia, AZ Community Facilities District(1)       6.750     07/15/2022         1,813,322
          500,000   Westpark, AZ Community Facilities District(1)        5.250     07/15/2031           386,665
                                                                                                ---------------
                                                                                                    117,437,761
Arkansas--0.1%
          300,000   Arkadelphia, AR Public Education Facilities
                    Board (Ouachita Baptist University)(1)               5.375     03/01/2038           295,926
        2,515,000   Cave Springs, AR Municipal Property (Creeks
                    Special Sewer District)(1)                           6.250     02/01/2038         2,060,087
                                                                                                ---------------
                                                                                                      2,356,013
California--25.2%
        2,800,000   Adelanto, CA Public Utility Authority(1)             6.750     07/01/2039         2,876,608
        1,400,000   Antelope Valley, CA Healthcare District(1)           5.250     09/01/2017         1,386,476
        1,370,000   Azusa, CA Special Tax Community Facilities
                    District No. 05-1(1)                                 5.000     09/01/2027         1,005,457
        4,410,000   Azusa, CA Special Tax Community Facilities
                    District No. 05-1(1)                                 5.000     09/01/2037         2,938,912
           20,000   Beaumont, CA Financing Authority, Series B(1)        5.875     09/01/2023            19,645
        2,750,000   CA ABAG Finance Authority for NonProfit
                    Corporations (Casa De Las Campanas)(1)               6.000     09/01/2037         2,781,405


                       3 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
California Continued
$      18,330,000   CA Access to Loans for Learning Student Loan         7.000%    01/01/2036   $     9,237,770
                    Corp.(3)
       16,500,000   CA County Tobacco Securitization Agency              5.714(4)  06/01/2046           697,950
        7,000,000   CA County Tobacco Securitization Agency              6.500(4)  06/01/2046           296,100
        6,000,000   CA County Tobacco Securitization Agency              6.650(4)  06/01/2046           221,100
      129,820,000   CA County Tobacco Securitization Agency              6.700(4)  06/01/2050         2,606,786
        7,935,000   CA County Tobacco Securitization Agency              7.234(4)  06/01/2033           983,861
       38,650,000   CA County Tobacco Securitization Agency              7.550(4)  06/01/2055           408,531
        8,000,000   CA County Tobacco Securitization Agency              7.750(4)  06/01/2046           334,880
        5,000,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            0.000(5)  06/01/2036         3,738,150
          160,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            0.000(5)  06/01/2046           116,498
        2,715,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            5.125     06/01/2038         2,162,525
        9,160,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            5.125     06/01/2038         7,296,032
        5,000,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            5.875     06/01/2043         4,088,350
       21,000,000   CA County Tobacco Securitization Agency
                    (TASC)(1)                                            6.000     06/01/2042        17,521,770
       93,000,000   CA County Tobacco Securitization Agency (TASC)       6.650(4)  06/01/2046         2,758,380
       15,000,000   CA Dept. of Veterans Affairs Home Purchase(2)        4.500     12/01/2023        14,865,750
        1,750,000   CA Educational Facilities Authority (Fresno
                    Pacific University)(1)                               6.750     03/01/2019         1,759,048
       12,870,000   CA GO(1)                                             5.000     06/01/2032        12,907,452
        4,700,000   CA GO(1)                                             5.000     11/01/2032         4,714,570
        9,900,000   CA GO(1)                                             5.000     08/01/2034         9,885,447
        7,855,000   CA GO(1)                                             5.750     04/01/2031         8,455,908
       11,000,000   CA GO(1)                                             6.000     03/01/2033        12,144,330
       25,605,000   CA GO(1)                                             6.000     04/01/2038        27,947,858
        4,200,000   CA GO(1)                                             6.000     11/01/2039         4,604,502
       41,375,000   CA GO(1)                                             6.500     04/01/2033        47,039,238
        4,335,000   CA Golden State Tobacco Securitization Corp.(1)      5.000     06/01/2036         3,409,738
        2,500,000   CA Golden State Tobacco Securitization Corp.(1)      5.000     06/01/2045         2,288,425
       70,970,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            0.000(5)  06/01/2037        46,336,313
        1,185,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2033           967,849
        2,500,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2035         2,461,250
        1,980,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2045         1,812,433
       11,500,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.000     06/01/2045        11,005,270
       26,235,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.125     06/01/2047        18,322,262
       10,000,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)(1)                                            5.750     06/01/2047         7,708,300
      414,000,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)                                               5.973(4)  06/01/2047        15,483,600


                       4 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
California Continued
$     110,000,000   CA Golden State Tobacco Securitization Corp.
                    (TASC)                                               6.000%(4) 06/01/2047   $     3,385,800
       20,000,000   CA Health Facilities Financing Authority
                    (SJHS/SJHCN/SJHE/SJHO Obligated Group)(2)            5.750     07/01/2039        20,866,900
        2,400,000   CA Health Facilities Financing Authority
                    (Sutter Health/California Pacific Medical
                    Center)(1)                                           5.250     11/15/2046         2,282,712
       20,000,000   CA Health Facilities Financing Authority
                    (Sutter Health/California Pacific Medical
                    Center)(2)                                           5.250     11/15/2046        19,023,600
          590,000   CA Independent Cities Lease Finance Authority
                    (Morgan Hill-Hacienda Valley)(1)                     5.950     11/15/2039           543,986
        2,500,000   CA M-S-R Energy Authority(1)                         6.500     11/01/2039         2,776,325
        5,000,000   CA M-S-R Energy Authority(1)                         6.500     11/01/2039         5,552,650
       30,000,000   CA M-S-R Energy Authority(1)                         7.000     11/01/2034        35,472,000
          250,000   CA Municipal Finance Authority (Harbor
                    Regional Center)(1)                                  8.500     11/01/2039           265,900
        2,500,000   CA Public Works(1)                                   5.750     03/01/2030         2,571,650
        5,375,000   CA Public Works(1)                                   6.000     03/01/2035         5,613,973
       12,570,000   CA Public Works(1)                                   6.125     11/01/2029        13,452,665
        2,500,000   CA Public Works(1)                                   6.375     11/01/2034         2,686,075
       21,165,000   CA Public Works(1)                                   6.625     11/01/2034        23,171,442
        2,500,000   CA Public Works (Various Community Colleges)(1)      5.750     10/01/2030         2,569,400
        2,000,000   CA Statewide CDA (Aspire Public Schools)(1)          6.000     07/01/2040         1,980,540
        2,100,000   CA Statewide CDA (Sutter Health Obligated
                    Group)(1)                                            5.625     08/15/2042         2,117,955
        1,615,000   Chino, CA Community Facilities District
                    Special Tax No. 2005-1(1)                            5.000     09/01/2027         1,113,607
          200,000   Chino, CA Community Facilities District
                    Special Tax No. 2009-19-1(1)                         6.500     09/01/2029           201,472
          500,000   Chino, CA Community Facilities District
                    Special Tax No. 2009-19-1(1)                         6.750     09/01/2040           503,265
        5,015,000   Chino, CA Community Facilities District
                    Special Tax No.2005-1(1)                             5.000     09/01/2036         3,111,557
        2,000,000   Corona-Norco, CA Unified School District
                    Community Facilities No. 04-1(1)                     5.200     09/01/2036         1,575,500
        2,000,000   Corona-Norco, CA Unified School District
                    Public Financing Authority Special Tax(1)            5.000     09/01/2036         1,527,560
          560,000   Coyote Canyon, CA Public Facilities Community
                    Facilities District No. 2004-1(1)                    6.625     09/01/2039           568,691
        1,000,000   Davis, CA Special Tax Community Facilities
                    District No. 2007-2(1)                               5.200     09/01/2027           819,900
        2,000,000   Davis, CA Special Tax Community Facilities
                    District No. 2007-2(1)                               5.250     09/01/2037         1,542,300
          970,000   Elk Grove, CA Special Tax Community Facilities
                    District No. 2005-1X(1)                              5.250     09/01/2037           652,034
          420,000   Hemet, CA Unified School District(1)                 5.050     09/01/2026           364,946
          250,000   Hemet, CA Unified School District(1)                 5.125     09/01/2036           205,013


                       5 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
California Continued
$         500,000   Hemet, CA Unified School District Community          5.750%    09/01/2039   $       422,525
                    Facilities District No. 2005-3(1)
       10,000,000   Imperial, CA Irrigation District(2)                  5.125     11/01/2038        10,309,250
       60,000,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     6.625(4)  06/01/2036         5,532,000
      120,000,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     6.750(4)  06/01/2047         3,150,000
      360,655,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     7.000(4)  06/01/2057         3,393,764
      345,750,000   Inland, CA Empire Tobacco Securitization
                    Authority (TASC)                                     8.001(4)  06/01/2057         2,987,280
        2,345,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.000     09/01/2027         2,072,792
        5,175,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.150     09/01/2037         4,430,835
          745,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.200     09/01/2037           642,220
        1,425,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 14(1)          6.200     09/01/2037         1,228,407
        1,685,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 17(1)          5.200     09/01/2036         1,406,672
          150,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 29(1)          8.250     09/01/2029           159,293
          250,000   Jurupa, CA Community Services District Special
                    Tax Community Facilities District No. 29(1)          8.625     09/01/2039           268,813
           25,000   Lake Elsinore, CA Public Financing Authority(1)      6.375     10/01/2033            24,246
        1,270,000   Lake Elsinore, CA Special Tax(1)                     5.150     09/01/2025         1,113,981
        1,245,000   Lake Elsinore, CA Special Tax(1)                     5.250     09/01/2030         1,050,855
        2,450,000   Lake Elsinore, CA Special Tax(1)                     5.250     09/01/2035         2,004,051
          200,000   Lake Elsinore, CA Special Tax(1)                     5.350     09/01/2036           165,464
        1,000,000   Lake Elsinore, CA Special Tax Community
                    Facilities District No. 2006-3(1)                    6.625     09/01/2039         1,012,020
          650,000   Lake Elsinore, CA Unified School District
                    Community Facilities District No. 04-3(1)            5.250     09/01/2029           430,638
        4,000,000   Loma Linda, CA Redevel. Agency Tax
                    Allocation(1)                                        5.250     07/01/2030         3,869,280
       15,000,000   Los Angeles, CA Community College District(2)        5.000     08/01/2033        15,376,050
       12,000,000   Los Angeles, CA Dept. of Airports, Series A(2)       5.250     05/15/2039        12,472,440
        2,000,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (American Airlines)(1)                         7.125     12/01/2024         2,002,840
        4,175,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (Delta Airlines)(1)                            6.350     11/01/2025         3,950,886
           95,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (United Airlines)(3,6)                         6.875     11/15/2012                --
           15,000   Los Angeles, CA Regional Airports Improvement
                    Corp. (United Airlines)(3,6)                         8.800     11/15/2021                --
       16,000,000   Los Angeles, CA Unified School District(1)           5.250     07/01/2034        16,849,440
          365,000   Menifee, CA Union School District Special Tax
                    Community Facilities District No. 2006-3(1)          5.000     09/01/2037           274,093


                       6 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
California Continued
$       2,500,000   Modesto, CA Special Tax Community Facilities
                    District No. 4(1)                                    5.150%    09/01/2036   $     1,886,600
          660,000   Moreno Valley, CA Unified School District
                    Community Facilities District Special Tax
                    No. 2004-3(1)                                        5.000     09/01/2027           528,013
        1,250,000   Moreno Valley, CA Unified School District
                    Community Facilities District Special Tax No.
                    2004-3(1)                                            5.000     09/01/2037           926,713
        5,000,000   Northern CA Tobacco Securitization Authority
                    (TASC)(1)                                            5.500     06/01/2045         3,714,200
        4,250,000   Oakland, CA GO(1)                                    6.000     01/15/2034         4,562,248
        7,000,000   Palomar Pomerado, CA Health Care District
                    COP(1)                                               6.625     11/01/2029         7,385,980
        1,000,000   Palomar Pomerado, CA Health Care District
                    COP(1)                                               6.750     11/01/2039         1,047,970
          570,000   Perris, CA Community Facilities District
                    Special Tax No. 2001(1)                              5.000     09/01/2026           440,137
        1,590,000   Perris, CA Community Facilities District
                    Special Tax No. 2001(1)                              5.000     09/01/2037         1,109,804
          660,000   Perris, CA Community Facilities District
                    Special Tax No. 2005-1(1)                            5.000     09/01/2037           486,816
        1,000,000   Rancho Mirage, CA Joint Powers Financing
                    Authority (Eisenhower Medical
                    Center/Eisenhower Health Services Obligated
                    Group)(1)                                            5.000     07/01/2047           898,390
        1,260,000   Rialto, CA Special Tax Community Facilities
                    District No. 2006-1(1)                               5.350     09/01/2036         1,042,423
        2,750,000   Riverside, CA (Recovery Zone Facility) COP(1)        5.500     03/01/2040         2,774,393
        5,000,000   Sacramento County, CA Airport(1)                     6.000     07/01/2041         5,401,150
        1,620,000   San Gorgonio, CA Memorial Health Care
                    District(1)                                          7.000     08/01/2027         1,790,019
        7,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                    Enterprise(1)                                        6.625     03/01/2018         6,637,050
       24,150,000   Southern CA Tobacco Securitization Authority(1)      5.125     06/01/2046        16,794,876
       13,675,000   Southern CA Tobacco Securitization Authority         6.400(4)  06/01/2046           503,924
       47,250,000   Southern CA Tobacco Securitization Authority         7.100(4)  06/01/2046         1,401,435
        5,000,000   Southern CA Tobacco Securitization Authority
                    (TASC)(1)                                            5.000     06/01/2037         3,918,100
          940,000   Stockton, CA Public Financing Authority,
                    Series A(1)                                          5.000     09/01/2016           945,001
          645,000   Stockton, CA Public Financing Authority,
                    Series A(1)                                          5.000     09/01/2018           628,236
        5,135,000   Stockton, CA Public Financing Authority,
                    Series A(1)                                          5.250     09/01/2031         4,640,243
          235,000   Temecula Valley, CA Unified School District
                    Community Facilities District No. 2004(1)            5.000     09/01/2037           190,952
        2,000,000   Temecula, CA Public Financing Authority
                    Community Facilities District (Roripaugh)(1)         5.450     09/01/2026         1,172,180
        1,000,000   Temecula, CA Public Financing Authority
                    Community Facilities District (Roripaugh)(1)         5.500     09/01/2036           518,310
       10,500,000   University of California (Regents Medical
                    Center)(2)                                           5.000     05/15/2037        10,639,650
       16,000,000   University of California (Regents Medical
                    Center)(2)                                           5.250     05/15/2039        17,159,440
          100,000   Victor Valley, CA Union High School District(1)      5.050     09/01/2025            84,583
        1,160,000   Victor Valley, CA Union High School District(1)      5.100     09/01/2035           882,296


                       7 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
California Continued
$       2,025,000   Westside, CA Union School District Community
                    Facilities District Special Tax No. 2005-2(1)        5.000%    09/01/2036   $     1,507,795
                                                                                                ---------------
                                                                                                    672,335,209
Colorado--2.5%
          185,000   Arkansas River, CO Power Authority(1)                5.000     10/01/2043           160,093
          500,000   CO Andonea Metropolitan District No. 2(1)            6.125     12/01/2025           413,025
        1,000,000   CO Andonea Metropolitan District No. 3(1)            6.250     12/01/2035           753,420
        2,800,000   CO Arista Metropolitan District(1)                   6.750     12/01/2035         2,031,680
        4,415,000   CO Broomfield Village Metropolitan District
                    No. 2(1)                                             6.250     12/01/2032         3,554,737
          945,000   CO Central Marksheffel Metropolitan District(1)      7.250     12/01/2029           924,267
        6,700,000   CO Compark Business Campus Metropolitan
                    District(1)                                          5.600     12/01/2034         5,211,930
          500,000   CO Copperleaf Metropolitan District No. 2(1)         5.850     12/01/2026           371,815
          625,000   CO Copperleaf Metropolitan District No. 2(1)         5.950     12/01/2036           426,163
          500,000   CO Crystal Crossing Metropolitan District(1)         6.000     12/01/2036           343,410
           10,000   CO Deer Creek Metropolitan District(1)               5.000     12/01/2026            10,155
          125,000   CO E-470 Public Highway Authority                    6.814(4)  09/01/2025            47,358
          500,000   CO Educational and Cultural Facilities
                    Authority (Carbon Valley Academy Charter
                    School)(1)                                           5.625     12/01/2036           403,775
          300,000   CO Educational and Cultural Facilities
                    Authority (Crown Point Charter School)(1)            5.000     07/15/2039           282,441
        5,000,000   CO Educational and Cultural Facilities
                    Authority (Inn at Auraria)                           6.000     07/01/2042         2,838,750
           10,000   CO Educational and Cultural Facilities
                    Authority (University of Northern Colorado)(1)       5.000     07/01/2031             9,547
          500,000   CO Elbert and Highway 86 Metropolitan
                    District(1)                                          5.750     12/01/2036           357,890
        1,000,000   CO Elkhorn Ranch Metropolitan District(1)            6.375     12/01/2035           787,330
          500,000   CO Fallbrook Metropolitan District(1)                5.625     12/01/2026           387,360
           10,000   CO Health Facilities Authority (Denver
                    Options)(1)                                          5.375     02/01/2022             8,525
           30,000   CO Health Facilities Authority (Denver
                    Options)(1)                                          5.625     02/01/2032            24,462
           10,000   CO Health Facilities Authority (National
                    Jewish Medical & Research Center)(1)                 5.375     01/01/2023             9,700
          500,000   CO Heritage Todd Creek Metropolitan District(1)      5.500     12/01/2037           339,695
          500,000   CO High Plains Metropolitan District(1)              6.250     12/01/2035           376,710
          333,000   CO Horse Creek Metropolitan District(1)              5.750     12/01/2036           235,957
       13,000,000   CO Hsg. & Finance Authority (Single Family)(2)       5.500     11/01/2029        13,697,775
          500,000   CO Huntington Trails Metropolitan District(1)        6.250     12/01/2036           375,415
          480,000   CO International Center Metropolitan District
                    No. 3(1)                                             6.500     12/01/2035           354,653
          500,000   CO Liberty Ranch Metropolitan District(1)            6.250     12/01/2036           375,415
          625,000   CO Madre Metropolitan District No. 2(1)              5.500     12/01/2036           420,831
        2,770,000   CO Murphy Creek Metropolitan District No. 3(1)       6.000     12/01/2026         1,556,879
        2,850,000   CO Murphy Creek Metropolitan District No. 3(1)       6.125     12/01/2035         1,455,353
        2,665,000   CO North Pines Metropolitan District(1)              6.750     12/01/2036         2,138,663
        1,945,000   CO North Range Metropolitan District No. 1(1)        5.000     12/15/2024         1,578,445


                       8 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Colorado Continued
$       1,250,000   CO North Range Metropolitan District No. 2(1)        5.500%    12/15/2018   $     1,109,938
          500,000   CO North Range Metropolitan District No. 2(1)        5.500     12/15/2037           365,915
        1,000,000   CO Northwest Metropolitan District No. 3(1)          6.125     12/01/2025           826,050
        1,875,000   CO Northwest Metropolitan District No. 3(1)          6.250     12/01/2035         1,451,775
          125,000   CO Potomac Farms Metropolitan District(1)            0.000(5)  12/01/2023           111,293
          750,000   CO Potomac Farms Metropolitan District(1)            7.250     12/01/2037           550,110
          485,000   CO Prairie Center Metropolitan District No.
                    3(1)                                                 5.250     12/15/2021           417,852
          815,000   CO Prairie Center Metropolitan District No.
                    3(1)                                                 5.400     12/15/2031           641,152
          750,000   CO Regency Metropolitan District(1)                  5.750     12/01/2036           539,265
           15,000   CO Ridges Metropolitan District Mesa County(1)       6.100     10/15/2013            15,069
        1,000,000   CO Serenity Ridge Metropolitan District No. 2        7.500     12/01/2034           447,800
          270,000   CO Silver Dollar Metropolitan District(1)            5.100     12/01/2030           210,171
          500,000   CO Silver Peaks Metropolitan District(1)             5.750     12/01/2036           349,580
        1,000,000   CO Sorrell Ranch Metropolitan District               6.750     12/15/2036           820,490
          681,000   CO Tallgrass Metropolitan District(1)                5.250     12/01/2037           522,061
          540,000   CO Tallyns Reach Metropolitan District No. 3(1)      5.100     12/01/2026           488,300
          500,000   CO Traditions Metropolitan District No. 2(1)         5.750     12/01/2036           354,290
        1,129,000   CO Wheatlands Metropolitan District(1)               6.000     12/01/2025           920,248
          500,000   CO Wheatlands Metropolitan District(1)               6.125     12/01/2035           376,440
          250,000   CO Woodmen Heights Metropolitan District No. 1       6.750     12/01/2020           226,618
        4,500,000   CO Woodmen Heights Metropolitan District No. 1       7.000     12/01/2030         3,802,635
       10,000,000   Ebert, CO Metropolitan District(1)                   5.350     12/01/2037         6,862,000
          175,000   Fairplay, CO Sanitation District(1)                  5.250     12/15/2031           139,472
          180,000   Jefferson County, CO (Section 14 Metropolitan
                    District)(1)                                         5.000     12/01/2018           182,410
        2,570,000   Loveland, CO Special Assessment(1)                   5.625     07/01/2029         1,913,648
           25,000   Public Authority for CO (Natural Gas Energy)(1)      6.250     11/15/2028            26,829
          500,000   Tabernash Meadows, CO Water & Sanitation
                    District(1)                                          7.125     12/01/2034           506,180
           30,000   University of Colorado Hospital Authority(1)         5.200     11/15/2017            30,024
           20,000   University of Colorado Hospital Authority(1)         5.250     11/15/2022            20,006
                                                                                                ---------------
                                                                                                     66,491,245
Connecticut--0.3%
           75,000   CT Devel. Authority (Church Homes)(1)                5.800     04/01/2021            73,572
          785,000   CT H&EFA (Bridgeport Hospital)(1)                    6.625     07/01/2018           787,928
           45,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                    Hospital Foundation Obligated Group)(1)              5.250     07/01/2015            45,054
           20,000   CT H&EFA (DKH)(1)                                    5.375     07/01/2016            20,057
          220,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)(1)           5.375     07/01/2026           220,152
          230,000   CT H&EFA (Ethel Walker School)(1)                    6.000     07/01/2039           225,938
          300,000   CT H&EFA (Hospital for Special Care)(1)              5.250     07/01/2037           262,047
           20,000   CT H&EFA (Lawrence & Memorial Hospital)(1)           5.000     07/01/2013            20,023
           50,000   CT H&EFA (Middlesex Hospital)(1)                     5.125     07/01/2017            50,028
           10,000   CT H&EFA (Sacred Heart University)(1)                5.000     07/01/2028             9,709


                       9 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Connecticut Continued
$          60,000   CT HFA(1)                                            5.600%    06/15/2017   $        60,079
          500,000   Georgetown, CT Special Taxing District               5.125     10/01/2036           256,285
       10,150,000   Mashantucket, CT Western Pequot Tribe, Series B      5.750     09/01/2027         5,509,014
                                                                                                ---------------
                                                                                                      7,539,886
Delaware--0.2%
        4,000,000   Bridgeville, DE Special Obligation (Heritage
                    Shores)(1)                                           5.450     07/01/2035         2,668,600
        1,000,000   Kent County, DE Student Hsg. (Delaware State
                    University Student Hsg. Foundation)(1)               5.000     07/01/2025           724,960
          630,000   Kent County, DE Student Hsg. (Delaware State
                    University Student Hsg. Foundation)(1)               5.000     07/01/2030           422,976
        2,310,000   Millsboro, DE Special Obligation (Plantation
                    Lakes)(1)                                            5.450     07/01/2036         1,640,955
                                                                                                ---------------
                                                                                                      5,457,491
District of Columbia--0.7%
          720,000   District of Columbia Tobacco Settlement
                    Financing Corp.(1)                                   6.750     05/15/2040           721,728
       72,125,000   District of Columbia Tobacco Settlement
                    Financing Corp. (TASC)                               6.375(4)  06/15/2046         2,388,059
      304,205,000   District of Columbia Tobacco Settlement
                    Financing Corp. (TASC)                               6.924(4)  06/15/2046        11,967,425
        6,500,000   Metropolitan Washington D.C. Airport Authority
                    (Dulles Toll Road)                                   1.060(4)  10/01/2041         4,726,995
                                                                                                ---------------
                                                                                                     19,804,207
Florida--15.1%
          770,000   Aberdeen, FL Community Devel. District               5.250     11/01/2015           423,500
          755,000   Aberdeen, FL Community Devel. District               5.500     05/01/2036           423,917
          100,000   Alachua County, FL Health Facilities Authority
                    (Shands Teaching Hospital & Clinics/Shands at
                    Lake Shore Obligated Group)(1)                       6.750     12/01/2030           107,255
        2,000,000   Amelia Concourse, FL Community Devel.
                    District(3)                                          5.750     05/01/2038           880,740
          700,000   Amelia Walk, FL Community Devel. District
                    Special Assessment(3)                                5.500     05/01/2037           350,532
       13,585,000   Arborwood, FL Community Devel. District
                    (Centex Homes)(1)                                    5.250     05/01/2016        11,383,958
        1,110,000   Arlington Ridge, FL Community Devel. District        5.500     05/01/2036           486,413
          105,000   Atlantic Beach, FL Health Care Facilities
                    (Fleet Landing)(1)                                   6.000     10/01/2029            87,597
        1,385,000   Avelar Creek, FL Community Devel. District(1)        5.375     05/01/2036           959,113
          435,000   Avignon Villages, FL Community Devel.
                    District(3,6)                                        5.300     05/01/2014           108,750
          250,000   Avignon Villages, FL Community Devel.
                    District(3,6)                                        5.400     05/01/2037            62,500
          395,000   Bahia Lakes, FL Community Devel. District(1)         5.450     05/01/2037           280,912
        1,580,000   Bainebridge, FL Community Devel. District(1)         5.500     05/01/2038         1,038,297
           65,000   Baker County, FL Hospital Authority(1)               5.300     12/01/2023            54,763
        1,815,000   Bay Laurel Center, FL Community Devel.
                    District(1)                                          5.450     05/01/2037         1,390,236
        1,495,000   Baywinds, FL Community Devel. District(1)            5.250     05/01/2037           780,674
        1,200,000   Beacon Lakes, FL Community Devel. District
                    Special Assessment(1)                                6.200     05/01/2038         1,016,016


                      10 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$          50,000   Boynton Beach, FL Multifamily Hsg. (Clipper          5.300%    01/01/2023   $        44,473
                    Cove Apartments)(1)
        1,950,000   Boynton Village, FL Community Devel. District
                    Special Assessment(1)                                6.000     05/01/2038         1,451,775
        2,450,000   Brevard County, FL Industrial Devel. Revenue
                    (Tuff Florida Tech)(1)                               6.500     11/01/2029         2,512,794
       10,685,000   Brevard County, FL Industrial Devel. Revenue
                    (Tuff Florida Tech)(1)                               6.750     11/01/2039        10,974,991
           25,000   Broward County, FL Educational Facilities
                    Authority (Nova Southeastern University)(1)          5.625     04/01/2034            24,950
          200,000   Cape Coral, FL Health Facilities Authority
                    (Gulf Care)(1)                                       5.625     10/01/2027           188,046
          195,000   Cape Coral, FL Health Facilities Authority
                    (Gulf Care)(1)                                       6.000     10/01/2025           192,960
        1,300,000   Cascades, FL Groveland Community Devel.
                    District(1)                                          5.300     05/01/2036           821,522
        3,015,000   Century Gardens at Tamiami, FL Community
                    Devel. District (Century Gardens at Tamiami)(3)      6.125     05/01/2012         1,520,465
        6,650,000   Century Gardens at Tamiami, FL Community
                    Devel. District (Century Gardens at Tamiami)(3)      6.250     05/01/2037         3,609,820
        3,400,000   Chapel Creek, FL Community Devel. District
                    Special Assessment(3)                                5.500     05/01/2038         1,122,000
        1,500,000   City Center, FL Community Devel. District(3)         6.000     05/01/2038           663,525
        1,675,000   Clearwater Cay, FL Community Devel. District(3)      5.500     05/01/2037           710,987
        2,220,000   Colonial Country Club, FL Community Devel.(1)        6.400     05/01/2033         2,287,710
        3,370,000   Concorde Estates, FL Community Devel.
                    District(3)                                          5.850     05/01/2035         1,245,552
        1,245,000   Connerton West, FL Community Devel. District(3)      5.125     05/01/2016           485,675
        1,520,000   Copperstone, FL Community Devel. District(1)         5.200     05/01/2038         1,081,997
        2,685,000   Cordoba Ranch, FL Community Devel. District
                    Special Assessment(3,6)                              5.550     05/01/2037         1,039,686
          405,000   Coronado, FL Community Devel. District(1)            6.000     05/01/2038           381,020
        4,365,000   Creekside, FL Community Devel. District(3)           5.200     05/01/2038         2,000,349
          875,000   Crosscreek, FL Community Devel. District(1)          5.500     05/01/2017           420,088
          415,000   Crosscreek, FL Community Devel. District(1)          5.600     05/01/2039           199,242
        5,690,000   Cypress Creek of Hillsborough County, FL
                    Community Devel. District                            5.350     05/01/2037         2,736,662
        1,100,000   Dade County, FL IDA (Miami Cerebral Palsy
                    Residence)(1)                                        8.000     06/01/2022         1,028,918
           10,000   Dania, FL Sales Tax(1)                               5.000     10/01/2025             9,950
           25,000   Destin, FL Community Redevel. Agency (Town
                    Center Area)(1)                                      5.300     05/01/2027            19,825
        1,815,000   Dupree Lakes, FL Community Devel. District(1)        5.375     05/01/2037         1,362,811
          960,000   Durbin Crossing, FL Community Devel. District
                    Special Assessment                                   5.250     11/01/2015           666,490
           10,000   Duval County, FL HFA (C.A.U. Eagles Point
                    North/
                    C.A.U. Cedars Obligated Group)(1)                    5.650     07/01/2022             9,526
          375,000   East Homestead, FL Community Devel. District(3)      5.000     05/01/2011           281,138
        2,360,000   East Homestead, FL Community Devel. District(1)      5.375     05/01/2036         1,868,412


                      11 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$       1,365,000   East Homestead, FL Community Devel. District(1)      5.450%    11/01/2036   $     1,123,067
          500,000   Enclave at Black Point Marina, FL Community
                    Devel. District(1)                                   5.200     05/01/2014           320,750
          225,000   Enclave at Black Point Marina, FL Community
                    Devel. District(1)                                   5.400     05/01/2037           136,249
          725,000   Escambia County, FL Health Facilities
                    Authority(1)                                         5.950     07/01/2020           739,899
           10,000   Escambia County, FL Utilities Authority(1)           6.250     01/01/2015            11,094
        7,470,000   Fiddler's Creek, FL Community Devel. District
                    No.2(3)                                              6.000     05/01/2038         2,839,347
          395,000   FL Capital Trust Agency (AHF Florida LLC)            8.125     10/01/2038            71,100
        2,550,000   FL Capital Trust Agency (American
                    Opportunity)(1)                                      5.875     06/01/2038         1,103,742
        5,665,000   FL Capital Trust Agency (Atlantic Hsg.
                    Foundation)(3)                                       7.000     07/15/2032         2,827,911
        1,875,000   FL Capital Trust Agency (Atlantic Hsg.
                    Foundation)(3)                                       8.260     07/15/2038           934,388
       10,440,000   FL COP (Dept. of Management Services)(2)             5.250     08/01/2028        11,034,662
           20,000   FL Correctional Private Commission (350 Bed
                    Youthful) COP(1)                                     5.000     08/01/2017            20,023
          235,000   FL Gateway Services Community Devel. District
                    (Sun City Center)(1)                                 6.500     05/01/2033           220,390
        7,630,000   FL Island at Doral III Community Devel.
                    District Special Assessment(1)                       5.900     05/01/2035         5,484,215
        1,100,000   FL Lake Ashton II Community Devel. District(1)       5.375     05/01/2036           803,814
        1,000,000   FL New Port Tampa Bay Community Devel.
                    District(3)                                          5.300     11/01/2012           310,000
        7,220,000   FL New Port Tampa Bay Community Devel.
                    District(3)                                          5.875     05/01/2038         2,238,200
          500,000   FL Parker Road Community Devel. District             5.350     05/01/2015           325,255
          485,000   FL Parker Road Community Devel. District             5.600     05/01/2038           284,899
          950,000   FL Principal One Community Devel. District(1)        5.650     05/01/2035           847,647
           60,000   FL State Board of Education                          5.000     06/01/2024            60,197
        3,945,000   Flora Ridge, FL Educational Facilities Benefit
                    District(1)                                          5.300     05/01/2037         2,957,172
        2,200,000   Fontainbleau Lakes, FL Community Devel.
                    District(3)                                          6.000     05/01/2015         1,153,262
          815,000   Fontainbleau Lakes, FL Community Devel.
                    District(3)                                          6.000     05/01/2038           459,147
          970,000   Forest Creek, FL Community Devel. District(3)        5.450     05/01/2036           439,643
       10,000,000   Grand Bay at Doral, FL Community Devel.
                    District(1)                                          6.000     05/01/2017         6,693,900
        3,000,000   Grand Bay at Doral, FL Community Devel.
                    District(1)                                          6.000     05/01/2039         1,520,640
        3,580,000   Greater Lakes/Sawgrass Bay, FL Community
                    Devel. District(3)                                   5.500     05/01/2038         1,713,495
       16,000,000   Greater Orlando, FL Aviation Authority(2)            5.000     10/01/2032        16,351,520
        3,645,000   Harrison Ranch, FL Community Devel. District(1)      5.300     05/01/2038         2,563,820
          375,000   Hawks Point, FL Community Devel. District(1)         5.300     05/01/2039           251,681
        3,770,000   Heritage Bay, FL Community Devel. District(1)        5.500     05/01/2036         2,691,516
          915,000   Heritage Harbour South, FL Community Devel.
                    District(1)                                          6.500     05/01/2034           918,504
          195,000   Heritage Isles, FL Community Devel.
                    District(3,6)                                        7.100     10/01/2023            88,331
        1,215,000   Heritage Plantation, FL Community Devel.
                    District                                             5.400     05/01/2037           608,120
           10,000   Hialeah, FL Hsg. Authority(1)                        5.800     06/20/2033            10,280
          310,000   Highland Meadows, FL Community Devel. District
                    Special Assessment, Series A(3)                      5.500     05/01/2036           130,541
          785,000   Highlands, FL Community Devel. District(3,6)         5.000     05/01/2011           391,558


                      12 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$       5,600,000   Highlands, FL Community Devel. District(3)           5.550%    05/01/2036   $     2,866,024
          745,000   Hillsborough County, FL IDA (Senior Care
                    Group)(1)                                            6.750     07/01/2029           696,433
           25,000   Hillsborough County, FL IDA (Tampa General
                    Hospital)(1)                                         5.400     10/01/2028            25,115
        5,000,000   Hillsborough County, FL IDA (University
                    Community Hospital)(1)                               8.000     08/15/2032         5,709,500
          875,000   Indigo, FL Community Devel. District(1)              5.750     05/01/2036           490,070
           10,000   Jacksonville, FL Electric Authority (Water and
                    Sewer)(1)                                            5.250     10/01/2039            10,003
           35,000   Jacksonville, FL Health Facilities Authority
                    (Daughters of Charity Health Services of
                    Austin)(1)                                           5.250     08/15/2027            35,138
           25,000   Jacksonville, FL Sales Tax(1)                        5.000     10/01/2030            25,231
        3,970,000   K-Bar Ranch, FL Community Devel. District
                    Special Assessment(3)                                5.450     05/01/2036         2,502,450
        5,500,000   Keys Cove, FL Community Devel. District(1)           5.500     05/01/2036         4,424,090
          215,000   Lake Frances, FL Community Devel. District
                    Special Assessment(3)                                5.300     05/01/2037           102,385
           75,000   Lakeland, FL Hospital System (Lakeland
                    Regional Medical Center)(1)                          5.250     11/15/2025            75,010
          250,000   Lakeside Landings, FL Devel. District(3)             5.500     05/01/2038           107,150
        4,915,000   Lakewood Ranch, FL Stewardship District(1)           5.500     05/01/2036         3,578,808
        3,935,000   Lakewood Ranch, FL Stewardship District
                    (Country Club East Investors)(1)                     5.400     05/01/2037         2,809,905
        1,000,000   Landmark at Doral, FL Community Devel.
                    District Special Assessment(3)                       5.500     05/01/2038           329,010
        4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)      6.750     10/01/2032         4,207,455
          500,000   Legends Bay, FL Community Devel. District(1)         5.500     05/01/2014           361,425
          500,000   Legends Bay, FL Community Devel. District(1)         5.875     05/01/2038           338,560
        2,020,000   Lucaya, FL Community Devel. District(1)              5.375     05/01/2035         1,544,027
        2,490,000   Madeira, FL Community Devel. District                5.250     11/01/2014         1,653,186
        2,465,000   Madeira, FL Community Devel. District                5.450     05/01/2039         1,616,547
          530,000   Madison County, FL Mtg. (Twin Oaks)(1)               6.000     07/01/2025           401,586
        1,775,000   Magnolia Creek, FL Community Devel. District         5.900     05/01/2039         1,070,627
        1,430,000   Magnolia West, FL Community Devel. District
                    Special Assessment(1)                                5.350     05/01/2037           862,676
        8,975,000   Meadow Pines, FL Community Devel. District
                    Special Assessment(1)                                6.250     05/01/2034         7,475,726
        1,500,000   Meadow Woods, FL Community Devel. District
                    Special Assessment(1)                                6.050     05/01/2035           789,480
        4,375,000   Mediterranea, FL Community Devel. District
                    Special Assessment(1)                                5.600     05/01/2037         2,795,844
        2,390,000   Miami Beach, FL Health Facilities Authority
                    (Mt. Sinai Medical Center)(1)                        6.800     11/15/2031         2,379,197
           50,000   Miami, FL Health Facilities Authority
                    (Catholic Health East)(1)                            5.250     11/15/2028            50,095
        4,140,000   Miromar Lakes, FL Community Devel. District(1)       6.875     05/01/2035         3,447,254
        3,380,000   Miromar Lakes, FL Community Devel. District(1)       7.375     05/01/2032         3,082,019


                      13 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$       3,800,000   Monterey/Congress, FL Community Devel.               5.375%    05/01/2036   $     2,861,210
                    District Special Assessment(1)
        9,385,000   Moody River, FL Estates Community Devel.
                    District(1)                                          5.350     05/01/2036         5,460,568
       10,930,000   Myrtle Creek, FL Improvement District Special
                    Assessment(1)                                        5.200     05/01/2037         6,887,867
          190,000   Naples, FL Hospital Revenue (Naples Community
                    Hospital)(1)                                         5.250     10/01/2014           190,211
          580,000   Naturewalk, FL Community Devel. District             5.300     05/01/2016           361,404
          485,000   Naturewalk, FL Community Devel. District             5.500     05/01/2038           251,720
        1,800,000   Northern Palm Beach, FL Improvement District(1)      5.350     08/01/2041         1,238,256
          470,000   Oak Creek, FL Community Devel. District
                    Special Assessment(1)                                5.800     05/01/2035           366,003
        7,475,000   Oakland, FL Charter School(1)                        6.950     12/01/2032         7,234,156
        1,345,000   Oakmont Grove, FL Community Devel. District
                    Special Assessment(3)                                5.250     05/01/2012           470,885
          500,000   Oakmont Grove, FL Community Devel. District
                    Special Assessment(3)                                5.400     05/01/2038           175,050
          300,000   Orange County, FL Health Facilities Authority
                    (GF Orlando/CFGH Obligated Group)(1)                 8.875     07/01/2021           310,098
          800,000   Orange County, FL Health Facilities Authority
                    (GF Orlando/CFGH Obligated Group)(1)                 9.000     07/01/2031           827,280
       10,000,000   Orange County, FL Health Facilities Authority
                    (Nemours Foundation)(2)                              5.000     01/01/2039        10,146,950
          250,000   Orange County, FL Health Facilities Authority
                    (Orlando Lutheran Tower)(1)                          5.500     07/01/2032           205,633
       10,000,000   Orange County, FL School Board COP(2)                5.500     08/01/2034        10,679,050
           25,000   Orlando & Orange County, FL Expressway
                    Authority(1)                                         5.000     07/01/2028            25,015
        1,250,000   Palm Bay, FL Educational Facilities (Patriot
                    Charter School)(3,6)                                 7.000     07/01/2036           624,800
          125,000   Palm Beach County, FL Health Facilities
                    Authority (Boca Raton Community Hospital)(1)         5.500     12/01/2021           113,411
           25,000   Palm Beach County, FL Health Facilities
                    Authority (Boca Raton Community Hospital)(1)         5.625     12/01/2031            21,348
        2,040,000   Palm Coast Park, FL Community Devel. District
                    Special Assessment(1)                                5.700     05/01/2037         1,219,532
        1,270,000   Palm Glades, FL Community Devel. District(1)         4.850     05/01/2011           824,992
        2,400,000   Palm Glades, FL Community Devel. District(1)         5.300     05/01/2036         1,758,936
          460,000   Palm River, FL Community Devel. District(3)          5.150     05/01/2013           199,548
          245,000   Palm River, FL Community Devel. District(3)          5.375     05/01/2036           106,281
        4,510,000   Palma Sola Trace, FL Community Devel.
                    District(1)                                          5.750     05/01/2035         3,867,641
        2,510,000   Parkway Center, FL Community Devel. District,
                    Series A(1)                                          6.125     05/01/2024         1,927,078
        2,205,000   Parkway Center, FL Community Devel. District,
                    Series A(1)                                          6.300     05/01/2034         1,545,418
        1,425,000   Pine Ridge Plantation, FL Community Devel.
                    District(3)                                          5.400     05/01/2037           920,422


                      14 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$       1,500,000   Pinellas County, FL Health Facility Authority        5.650%    05/01/2037   $     1,155,330
                    (St. Mark Village)(1)
          430,000   Poinciana West, FL Community Devel. District
                    Special Assessment(1)                                6.000     05/01/2037           374,195
           25,000   Port Everglades, FL Authority, Series A(1)           5.000     09/01/2016            25,858
          705,000   Port St. Lucie, FL Special Assessment (Peacock
                    & Lowry)(1)                                          5.350     07/01/2027           581,174
          670,000   Portico, FL Community Devel. District(1)             5.450     05/01/2037           411,849
        2,670,000   Portofino Cove, FL Community Devel. District
                    Special Assessment(3)                                5.250     05/01/2012         1,199,097
          495,000   Portofino Cove, FL Community Devel. District
                    Special Assessment(3)                                5.500     05/01/2038           201,317
          285,000   Portofino Landings, FL Community Devel.
                    District Special Assessment(3)                       5.200     05/01/2017           133,694
        1,000,000   Portofino Landings, FL Community Devel.
                    District Special Assessment(3)                       5.400     05/01/2038           451,690
          220,000   Portofino Springs, FL Community Devel.
                    District Special Assessment(3)                       5.500     05/01/2038            89,474
        6,305,000   Quarry, FL Community Devel. District(1)              5.250     05/01/2016         5,048,098
          455,000   Quarry, FL Community Devel. District(1)              5.250     05/01/2036           273,723
       45,425,000   Quarry, FL Community Devel. District(1)              5.500     05/01/2036        28,427,874
       10,840,000   Renaissance Commons, FL Community Devel.
                    District, Series A(1)                                5.600     05/01/2036         8,437,748
        1,620,000   Reunion East, FL Community Devel. District(1)        5.800     05/01/2036           919,528
        6,025,000   Reunion East, FL Community Devel. District,
                    Series A(1)                                          7.375     05/01/2033         4,288,113
        2,405,000   Reunion West, FL Community Devel. District           6.250     05/01/2036           997,955
          640,000   Ridgewood Trails, FL Community Devel.
                    District(1)                                          5.650     05/01/2038           336,595
        2,500,000   River Glen, FL Community Devel. District
                    Special Assessment(3)                                5.450     05/01/2038         1,006,350
        1,165,000   Riverwood Estates, FL Community Devel.
                    District Special Assessment(3,6)                     5.350     05/01/2037           209,700
          160,000   Rolling Hills, FL Community Devel. District(1)       5.450     05/01/2037            99,774
          400,000   Santa Rosa Bay, FL Bridge Authority                  6.250     07/01/2028           225,216
       16,500,000   Sarasota, FL National Community Devel.
                    District Special Assessment                          5.300     05/01/2039         4,456,650
        2,285,000   Shingle Creek, FL Community Devel. District(3)       6.100     05/01/2025           913,543
        6,340,000   Shingle Creek, FL Community Devel. District(3)       6.125     05/01/2037         2,534,732
        2,875,000   Six Mile Creek, FL Community Devel. District         5.875     05/01/2038         1,098,969
        1,985,000   South Bay, FL Community Devel. District(3,6)         5.125     11/01/2009           694,552
        2,750,000   South Bay, FL Community Devel. District(3,6)         5.375     05/01/2013           962,225
        5,400,000   South Bay, FL Community Devel. District(3)           5.950     05/01/2036         1,889,460
           75,000   South Lake County, FL Hospital District
                    (Orlando Regional Healthcare System)(1)              5.800     10/01/2034            75,221
        2,885,000   St. John's Forest, FL Community Devel.
                    District, Series A(1)                                6.125     05/01/2034         2,418,524


                      15 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$         400,000   St. Johns County, FL IDA (St. John's County          5.250%    10/01/2041   $       281,368
                    Welfare Federation)(1)
          965,000   Stonebrier, FL Community Devel. District(1)          5.500     05/01/2037           612,428
          845,000   Stonegate, FL Community Devel. District(1)           6.000     05/01/2024           830,103
          995,000   Stonegate, FL Community Devel. District(1)           6.125     05/01/2034           960,483
        2,520,000   Stoneybrook, FL South Community Devel.
                    District(1)                                          5.800     05/01/2039         1,175,504
          640,000   Summerville, FL Community Devel. District(1)         5.500     05/01/2036           335,942
           10,000   Sunrise, FL Utility System(1)                        5.250     10/01/2019            10,003
        2,000,000   Sweetwater Creek, FL Community Devel. District       5.500     05/01/2038         1,160,920
          105,000   Tavares, FL Water & Sewer(1)                         5.500     10/01/2030           105,210
        2,535,000   Tern Bay, FL Community Devel. District(3,6)          5.000     05/01/2015           757,762
          500,000   Tern Bay, FL Community Devel. District(3,6)          5.375     05/01/2037           149,485
        4,745,000   Town Center, FL at Palm Coast Community Devel.
                    District(1)                                          6.000     05/01/2036         3,098,675
          235,000   Turnbull Creek, FL Community Devel. District
                    Special Assessment(1)                                5.250     05/01/2037           155,528
        9,135,000   Turnbull Creek, FL Community Devel. District
                    Special Assessment(1)                                5.800     05/01/2035         7,068,754
        9,020,000   Two Creeks, FL Community Devel. District(1)          5.250     05/01/2037         4,710,154
           25,000   University of South Florida (University
                    Bookstore)                                           5.900     07/01/2010            25,096
        5,650,000   Verandah East, FL Community Devel. District(1)       5.400     05/01/2037         2,704,034
        4,380,000   Verandah, FL Community Devel District(1)             5.250     05/01/2036         3,193,239
        1,050,000   Verano Center, FL Community Devel. District(1)       5.375     05/01/2037           509,628
        9,105,000   Verona Walk, FL Community Devel. District(1)         5.375     05/01/2037         6,753,907
        1,000,000   Villa Portofino East, FL Community Devel.
                    District(1)                                          5.200     05/01/2037           754,770
        2,565,000   Villa Vizcaya, FL Community Devel. District
                    Special Assessment(1)                                5.350     05/01/2017         1,799,784
          405,000   Villa Vizcaya, FL Community Devel. District
                    Special Assessment(1)                                5.550     05/01/2039           243,855
        1,575,000   Villages of Westport, FL Community Devel.
                    District                                             5.700     05/01/2035         1,113,478
        6,795,000   Villagewalk of Bonita Springs, FL Community
                    Devel. District(1)                                   5.150     05/01/2038         4,107,713
        4,945,000   Vista, FL Community Devel. District Special
                    Assessment(1)                                        5.375     05/01/2037         3,580,823
        1,500,000   Waterford Estates, FL Community Devel.
                    District Special Assessment(3,6)                     5.125     05/01/2013           495,000
        2,470,000   Waterford Estates, FL Community Devel.
                    District Special Assessment(3,6)                     5.500     05/01/2037           815,100
        3,630,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                4.875     11/01/2010         2,939,937
        1,250,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                5.125     11/01/2014           718,338
          785,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                5.375     05/01/2039           404,251
        5,860,000   Watergrass, FL Community Devel. District
                    Special Assessment(1)                                5.500     05/01/2036         3,131,701


                      16 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Florida Continued
$         950,000   Waterlefe, FL Community Devel. District Golf         8.125%    10/01/2025   $         7,315
                    Course(3)
        6,605,000   Waters Edge, FL Community Devel. District(1)         5.300     05/01/2036         4,983,340
          790,000   Waters Edge, FL Community Devel. District(1)         5.350     05/01/2039           392,938
          250,000   Waters Edge, FL Community Devel. District(1)         5.400     05/01/2039           124,343
        1,785,000   Waterstone, FL Community Devel. District(3,6)        5.500     05/01/2018           709,359
        3,895,000   Wentworth Estates, FL Community Devel.
                    District(3)                                          5.125     11/01/2012         1,285,350
        3,615,000   Wentworth Estates, FL Community Devel.
                    District(3)                                          5.625     05/01/2037         1,192,950
          655,000   West Villages, FL Improvement District               5.350     05/01/2015           503,466
        4,085,000   West Villages, FL Improvement District(3)            5.500     05/01/2037         1,880,775
        3,425,000   West Villages, FL Improvement District(1)            5.500     05/01/2038         1,727,091
        7,350,000   West Villages, FL Improvement District               5.800     05/01/2036         3,762,171
        4,925,000   Westridge, FL Community Devel. District(3)           5.800     05/01/2037         1,974,236
        5,755,000   Westside, FL Community Devel. District               5.650     05/01/2037         2,713,713
          690,000   World Commerce, FL Community Devel. District
                    Special Assessment(3,6)                              5.500     05/01/2038           268,438
        5,345,000   World Commerce, FL Community Devel. District
                    Special Assessment(1)                                6.125     05/01/2035         4,547,045
        2,800,000   World Commerce, FL Community Devel. District
                    Special Assessment(3,6)                              6.500     05/01/2036         1,099,504
        2,250,000   Wyld Palms, FL Community Devel. District(3)          5.400     05/01/2015           697,500
        1,445,000   Wyld Palms, FL Community Devel. District(3)          5.500     05/01/2038           447,950
          450,000   Zephyr Ridge, FL Community Devel. District(3)        5.250     05/01/2013           179,510
          990,000   Zephyr Ridge, FL Community Devel. District(3,6)      5.625     05/01/2037           398,168
                                                                                                ---------------
                                                                                                    401,697,663
Georgia--2.0%
        4,695,000   Athens, GA Area Facilities Corp. COP (Georgia
                    Dept. of Labor)(1)                                   5.000     06/15/2037         4,467,339
       12,990,000   Atlanta, GA Devel. Authority Student Hsg.
                    (Clark Atlanta University)(1)                        6.000     07/01/2036         8,880,224
        2,470,000   Atlanta, GA Devel. Authority Student Hsg.
                    (Clark Atlanta University)(1)                        6.250     07/01/2036         1,749,180
           10,000   Atlanta, GA HDC (Bedford Tower)(1)                   6.250     01/01/2015            10,026
        1,500,000   Atlanta, GA Tax Allocation (Beltline)(1)             7.500     01/01/2031         1,528,425
          255,000   Atlanta, GA Tax Allocation (Beltline)(1)             7.500     01/01/2031           256,895
        1,000,000   Chatham County, GA Hospital Authority
                    (Memorial Health University Medical Center)(1)       5.375     01/01/2026           916,080
           20,000   Chatham County, GA Hospital Authority
                    (Memorial Health University Medical Center)(1)       5.500     01/01/2034            17,841
           10,000   Clark County, GA Hospital Authority (Athens
                    Regional Medical)(1)                                 5.250     01/01/2029            10,050
           15,000   Dalton, GA Devel. Authority (Hamilton Health
                    Care System)(1)                                      5.000     08/15/2028            13,563
           30,000   Dalton, GA Devel. Authority (Hamilton Health
                    Care System/Hamilton Medical Center Obligated
                    Group)(1)                                            5.375     08/15/2016            30,021


                      17 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Georgia Continued
$       8,820,000   DeKalb County, GA Devel. Authority Public            5.500%    12/10/2023   $     7,862,060
                    Purpose(1)
           10,000   DeKalb County, GA Hsg. Authority (Spring Chase
                    Apartments)(1)                                       5.400     11/01/2030            10,006
        3,665,000   East Point, GA (Camp Creek), Series B(1)             8.000     02/01/2026         3,725,106
        5,445,000   East Point, GA (Camp Creek), Series B(1)             8.000     02/01/2026         5,534,298
          100,000   Fulton County, GA Hospital Authority
                    (Northside Hospital)(1)                              5.125     10/01/2016           100,033
           10,000   Fulton County, GA Hospital Authority
                    (Northside Hospital)(1)                              5.375     10/01/2012            10,017
        3,000,000   Fulton County, GA Residential Care Facilities
                    (Lenbrook Square Foundation)(1)                      5.125     07/01/2042         1,904,490
          225,000   GA Hsg. and Finance Authority (Hunters
                    Grove)(1)                                            5.850     01/01/2017           225,371
        5,000,000   GA Main Street Natural Gas(1)                        5.500     09/15/2026         5,016,800
           15,000   GA Medical Center Hospital Authority
                    (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated
                    Group)(1)                                            5.500     08/01/2019            15,106
           25,000   GA Municipal Electric Authority(1)                   6.600     01/01/2018            28,971
          120,000   GA Municipal Electric Authority, Series A(1)         5.000     11/01/2024           120,089
        1,970,000   Northwestern Gwinnett County, GA Facilities
                    Corp. COP (Dept. of Labor)(1)                        5.000     06/15/2021         2,030,893
          815,000   Northwestern Gwinnett County, GA Facilities
                    Corp. COP (Dept. of Motor Vehicle Safety)(1)         5.000     06/15/2021           840,192
        3,690,000   Northwestern Gwinnett County, GA Facilities
                    Corp. II COP (Georgia Dept. of Driver
                    Services)(1)                                         5.000     06/15/2028         3,642,178
        2,850,000   Northwestern Gwinnett County, GA Facilities
                    Corp. II COP (Georgia Dept. of Driver
                    Services)(1)                                         5.000     06/15/2029         2,788,041
            5,000   Private Colleges & Universities Authority, GA
                    (Mercer University)(1)                               5.375     06/01/2031             4,464
          500,000   Savannah, GA EDA (Skidway Health & Living
                    Services)(1)                                         7.400     01/01/2024           506,595
           30,000   Ware County, GA Hospital Authority (Southeast
                    Health Unit)(1)                                      6.625     03/01/2017            30,167
                                                                                                ---------------
                                                                                                     52,274,521
Hawaii--0.0%
          750,000   HI Dept. of Budget & Finance Special Purpose
                    (15 Craigside)                                       9.000     11/15/2044           839,888
Idaho--0.3%
           60,000   ID Hsg. Agency (Multifamily Hsg.)(1)                 6.700     07/01/2024            60,073
           10,000   ID Hsg. Agency (Single Family Mtg.)(1)               5.800     07/01/2025            10,009
        5,360,000   Pocatello, ID Devel. Authority Revenue
                    Allocation Tax Increment, Series A(1)                6.000     08/01/2028         4,483,050
        2,980,000   Twin Falls, ID Urban Renewal Agency, Series
                    A(1)                                                 5.450     08/01/2022         2,648,773
                                                                                                ---------------
                                                                                                      7,201,905
Illinois--8.4%
          600,000   Annawan, IL Tax Increment (Patriot Renewable
                    Fuels)(1)                                            5.625     01/01/2018           467,394


                      18 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Illinois Continued
$       1,825,000   Bedford Park, IL Tax(1)                              5.125%    12/30/2018   $     1,628,758
          355,000   Carol Stream, IL Tax (Geneva Crossing)(1)            5.000     12/30/2021           317,782
          235,000   Chicago, IL Midway Airport, Series B(1)              5.000     01/01/2035           228,173
       12,000,000   Chicago, IL O'Hare International Airport
                    (American Airlines\AMR Corp. Obligated Group)        5.500     12/01/2030         8,972,760
        5,000,000   Chicago, IL Tax (Pilsen Redevel.)(1)                 6.750     06/01/2022         5,013,700
        2,400,000   Cook County, IL Community School District GO(1)      7.125     06/01/2024         2,452,944
          949,000   Cortland, IL Special Tax (Sheaffer System)           5.500     03/01/2017           579,089
          168,000   Du Page County, IL Special Service Area No. 31
                    Special Tax (Monarch Landing)(1)                     5.400     03/01/2016           161,487
          320,000   Du Page County, IL Special Service Area No. 31
                    Special Tax (Monarch Landing)(1)                     5.625     03/01/2036           245,392
        1,250,000   Gilberts, IL Special Service Area No. 19
                    Special Tax (Conservancy)(3)                         5.375     03/01/2016           687,625
        1,100,000   Hampshire, IL Special Service Area No. 16
                    (Crown Devel.-Prairie Ridge)(1)                      6.000     03/01/2046           828,234
        2,500,000   Hampshire, IL Special Service Area No. 17
                    (Crown Devel.-Oakstead)(1)                           6.000     03/01/2045         1,885,475
        1,500,000   Hampshire, IL Special Service Area No. 19
                    (Crown Devel.-Prairie Ridge East)(1)                 6.000     03/01/2046         1,129,410
        2,225,000   Harvey, IL GO(1)                                     5.500     12/01/2027         2,098,108
        1,000,000   Harvey, IL GO(1)                                     5.625     12/01/2032           942,110
        5,860,000   Harvey, IL Hotel Motel Tax & Sales (Hotel &
                    Conference Center)(1)                                6.875     08/01/2028         4,599,280
           95,000   IL Devel. Finance Authority (Community
                    Rehabilitation Providers)(1)                         5.700     07/01/2019            93,003
           10,000   IL Devel. Finance Authority (Geneva School
                    District School 304)(1)                              6.300     06/01/2010            10,048
        2,200,000   IL Educational Facilities Authority (Robert
                    Morris College)(1)                                   5.800     06/01/2030         2,200,044
        1,920,000   IL Finance Authority (Bethel Terrace
                    Apartments)(1)                                       5.125     09/01/2025         1,688,870
          750,000   IL Finance Authority (Franciscan
                    Communities)(1)                                      5.500     05/15/2027           585,308
          750,000   IL Finance Authority (Franciscan
                    Communities)(1)                                      5.500     05/15/2037           520,208
          155,000   IL Finance Authority (Illinois Institute of
                    Technology)(1)                                       6.500     02/01/2023           167,538
        2,215,000   IL Finance Authority (Illinois Institute of
                    Technology)(1)                                       7.125     02/01/2034         2,439,512
          500,000   IL Finance Authority (Luther Oaks)(1)                5.700     08/15/2028           416,875
          500,000   IL Finance Authority (Luther Oaks)(1)                6.000     08/15/2039           413,020
        1,000,000   IL Finance Authority (Lutheran Social Services
                    of Illinois/Vesper Management Corp. Obligated
                    Group)(1)                                            5.125     08/15/2028           754,380
        2,500,000   IL Finance Authority (Monarch Landing)(7,8)          7.000     12/01/2027           522,500
        4,250,000   IL Finance Authority (Monarch Landing)(7,8)          7.000     12/01/2037           888,250
        1,750,000   IL Finance Authority (Noble Network Charter
                    Schools)(1)                                          5.000     09/01/2027         1,308,580


                      19 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Illinois Continued
$       2,000,000   IL Finance Authority (Noble Network Charter          5.000%    09/01/2031   $     1,426,980
                    Schools)(1)
        2,745,000   IL Finance Authority (Noble Network Charter
                    Schools)(1)                                          5.000     09/01/2032         1,937,723
          100,000   IL Finance Authority (Northwestern Memorial
                    Hospital)(1)                                         6.000     08/15/2039           104,478
       20,000,000   IL Finance Authority (Northwestern Memorial
                    Hospital)(2)                                         6.000     08/15/2039        21,890,500
        7,000,000   IL Finance Authority (Provena Health)(1)             7.750     08/15/2034         7,931,280
       15,000,000   IL Finance Authority (Resurrection Health
                    Care)(2)                                             5.250     05/15/2029        15,205,800
        5,000,000   IL Finance Authority (Resurrection Health)(1)        6.125     05/15/2025         5,099,900
        3,250,000   IL Finance Authority (Roosevelt University)          5.500     04/01/2032         3,141,450
        1,000,000   IL Finance Authority (Roosevelt University)          5.500     04/01/2037           952,820
        5,345,000   IL Finance Authority (Roosevelt University)(1)       5.750     04/01/2024         5,477,449
       26,415,000   IL Finance Authority (Roosevelt University)(1)       6.500     04/01/2039        27,913,523
        5,365,000   IL Finance Authority (Roosevelt University)(1)       6.500     04/01/2044         5,646,233
        3,750,000   IL Finance Authority (Sedgebrook)(7,8)               6.000     11/15/2027         1,496,250
       10,000,000   IL Finance Authority (Sedgebrook)(7,8)               6.000     11/15/2037         3,990,000
       10,000,000   IL Finance Authority (Sedgebrook)(7,8)               6.000     11/15/2042         3,990,000
       10,645,000   IL Finance Authority (Silver Cross Hospital
                    and Medical Centers)(1)                              7.000     08/15/2044        11,359,173
        3,000,000   IL Finance Authority Student Hsg. (MJH
                    Education Assistance)(3)                             5.125     06/01/2035         1,650,090
        5,000,000   IL Health Facilities Authority (Covenant
                    Retirement Communities)(1)                           5.625     12/01/2032         4,469,050
           60,000   IL Health Facilities Authority (Decatur
                    Memorial Hospital)(1)                                5.375     11/15/2021            60,029
           60,000   IL Health Facilities Authority (EMH/EMHH/EMHS
                    Obligated Group)(1)                                  5.625     01/01/2028            57,754
           10,000   IL Health Facilities Authority (Holy Family
                    Medical Center)(1)                                   5.000     08/15/2027             8,942
           35,000   IL Health Facilities Authority (Holy Family
                    Medical Center)(1)                                   5.125     08/15/2022            34,049
           75,000   IL Health Facilities Authority (Loyola
                    University)(1)                                       5.000     07/01/2024            71,693
           15,000   IL Health Facilities Authority (Northwestern
                    Medical Faculty Foundation)(1)                       5.125     11/15/2028            13,971
           80,000   IL Health Facilities Authority (Rockford
                    Memorial Hospital/Rockford Memorial Health
                    Services Corp. Obligated Group)(1)                   5.000     08/15/2021            73,008
           25,000   IL Health Facilities Authority (Sarah Bush
                    Lincoln Health Center)(1)                            5.500     02/15/2016            25,027
           85,000   IL Health Facilities Authority (Sarah Bush
                    Lincoln Health Center)(1)                            5.750     02/15/2022            85,043
        5,780,000   IL Health Facilities Authority (Sherman Health
                    System)(1)                                           5.250     08/01/2022         5,631,801
       15,415,000   IL Health Facilities Authority (Sinai Health
                    System)(2)                                           5.100     08/15/2033        15,492,640
           70,000   Lake County, IL HFC, Series A(1)                     6.700     11/01/2014            70,218


                      20 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Illinois Continued
$       1,700,000   Lakemoor Village, IL Special Tax(1)                  5.000%    03/01/2027   $     1,433,474
        2,725,000   Lincolnshire, IL Special Service Area No. 1
                    Special Tax (Sedgebrook)(1)                          6.250     03/01/2034         2,215,507
          500,000   Lombard, IL Public Facilities Corp.
                    (Conference Center & Hotel)(1)                       5.500     01/01/2036           325,430
        1,455,000   Manhattan, IL Special Service Area Special Tax
                    (Groebe Farm-Stonegate)(1)                           6.125     03/01/2040           709,443
          480,000   Markham, IL GO(1)                                    5.750     02/01/2028           499,733
        1,250,000   Plano, IL Special Service Area No. 5(1)              6.000     03/01/2036         1,016,613
          500,000   Southwestern IL Devel. Authority (Eden
                    Retirement Center)(1)                                5.850     12/01/2036           408,430
        5,390,000   Southwestern IL Devel. Authority (Local
                    Government Programming)(1)                           7.000     10/01/2022         5,083,040
        2,180,000   Southwestern IL Devel. Authority (Village of
                    Sauget)(1)                                           5.625     11/01/2026         1,550,808
           30,000   Springfield, IL Water(1)                             5.400     03/01/2015            30,083
       12,000,000   University of Illinois (Auxiliary Facilities
                    System)(2)                                           5.750     04/01/2038        13,174,800
        1,975,000   Vernon Hills, IL Tax Increment (Town Center)(1)      6.250     12/30/2026         1,711,733
          985,000   Volo Village, IL Special Service Area
                    (Lancaster Falls)(1)                                 5.750     03/01/2036           776,328
        3,914,000   Volo Village, IL Special Service Area
                    (Remington Pointe)(1)                                6.450     03/01/2034         3,456,336
        1,800,000   Yorkville, IL United City Special Services
                    Area Special Tax (Bristol Bay)(1)                    5.875     03/01/2036         1,596,474
        1,634,000   Yorkville, IL United City Special Services
                    Area Special Tax (Raintree Village II)(1)            6.250     03/01/2035           903,390
                                                                                                ---------------
                                                                                                    224,444,353
Indiana--1.0%
        2,500,000   Anderson, IN Redevel. District(1)                    6.000     02/01/2026         2,406,175
        6,300,000   Carmel, IN Redevel. District COP(1)                  7.750     01/15/2030         6,443,325
        5,075,000   Carmel, IN Redevel. District COP(1)                  8.000     01/15/2035         5,201,063
        4,080,000   Dekalb City, IN Hospital Authority (Dekalb
                    Memorial Hospital)(1)                                5.000     08/01/2016         3,761,311
        1,600,000   Hamilton County, IN Redevel. District (Thomas
                    Electrics)(1)                                        5.100     02/01/2031         1,286,672
        1,000,000   Hammond, IN Local Public Improvement
                    District(1)                                          6.500     08/15/2030         1,005,190
        1,000,000   Hammond, IN Local Public Improvement
                    District(1)                                          6.750     08/15/2035         1,007,800
           55,000   IN Devel. Finance Authority (USX Corp.)(1)           5.600     12/01/2032            54,995
          325,000   IN Finance Authority Educational Facilities
                    (Irvington Community)(1)                             9.000     07/01/2039           385,866
           30,000   IN Health Facility Financing Authority
                    (Community Hospital of Anderson)(1)                  6.000     01/01/2023            30,026
           15,000   IN Health Facility Financing Authority
                    (Deaconess Hospital)(1)                              5.500     03/01/2029            15,006
          150,000   IN Health Facility Financing Authority (Kings
                    Daughters Hospital Assoc.)(1)                        5.625     08/15/2027           150,072
           50,000   IN Municipal Power Agency, Series A                  5.300     01/01/2023            50,156


                      21 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Indiana Continued
$          70,000   Marion County, IN Convention & Recreational          5.000%    06/01/2027   $        70,022
                    Facilities Authority(1)
           55,000   Marion County, IN Convention & Recreational
                    Facilities Authority(1)                              5.000     06/01/2027            55,003
        4,750,000   North Manchester, IN (Estelle Peabody Memorial
                    Home)(3)                                             7.125     07/01/2022         2,954,738
        2,250,000   Shelbyville, IN Redevel. District Tax
                    Increment (Central Shelbyville Economic)(1)          6.500     07/01/2022         2,022,480
          100,000   St. Joseph County, IN Economic Devel. (Madison       5.500     02/15/2021            99,995
                    Center)(1)
                                                                                                ---------------
                                                                                                     26,999,895
Iowa--2.0%
        1,000,000   Dickinson County, IA Hsg. (Spirit Lake)              5.875     12/01/2036           796,120
           25,000   Hills, IA (Mercy Hospital)(1)                        5.000     08/15/2028            25,022
          750,000   IA Finance Authority (Amity Fellowserve)(1)          6.500     10/01/2036           659,588
          400,000   IA Finance Authority (Boys & Girls Home and
                    Family Services)(1)                                  5.900     12/01/2028           321,504
          500,000   IA Finance Authority Retirement Community
                    (Friendship Haven)(1)                                5.750     11/15/2019           470,075
        1,000,000   IA Finance Authority Retirement Community
                    (Friendship Haven)(1)                                6.000     11/15/2024           884,660
          900,000   IA Finance Authority Retirement Community
                    (Friendship Haven)(1)                                6.125     11/15/2032           784,053
          500,000   IA Finance Authority Senior Hsg. (Wedum Walnut
                    Ridge)(1)                                            5.375     06/01/2025           358,435
        7,975,000   IA Tobacco Settlement Authority(1)                   5.375     06/01/2038         5,927,020
        3,250,000   IA Tobacco Settlement Authority(1)                   5.500     06/01/2042         2,400,418
       53,520,000   IA Tobacco Settlement Authority (TASC)(1)            5.625     06/01/2046        40,037,242
                                                                                                ---------------
                                                                                                     52,664,137
Kansas--0.1%
        1,440,000   Hays, KS Sales Tax(1)                                6.000     01/01/2025         1,272,960
           95,000   La Cygne, KS Pollution Control (Kansas Gas &
                    Electric Company)(1)                                 5.100     03/01/2023            95,047
          735,000   Overland Park, KS Transportation Devel.
                    District (Grass Creek)(1)                            4.850     09/01/2016           584,237
        2,435,000   Pittsburgh, KS Special Obligation (North             4.900     04/01/2024         1,803,605
                    Broadway Redevel.)(1)
                                                                                                ---------------
                                                                                                      3,755,849
Kentucky--0.0%
           30,000   Jefferson County, KY Health Facilities
                    (Alliant Health System)(1)                           5.125     10/01/2027            28,490
           75,000   Jefferson County, KY Health Facilities
                    (University Medical Center)(1)                       5.250     07/01/2022            75,014
          970,000   Kenton County, KY Airport (Delta Airlines)(3)        8.000     12/01/2015                10
            5,000   KY EDFA (Pikeville Medical Center)(1)                5.700     02/01/2028             5,001
           80,000   KY Hsg. Corp.(1)                                     5.200     07/01/2022            81,104


                      22 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Kentucky Continued
$          15,000   Springfield, KY Educational Devel. (St.
                    Catherine College)(1)                                5.750%    10/01/2035   $        13,800
                                                                                                ---------------
                                                                                                        203,419
Louisiana--2.8%
            5,000   Calcasieu Parish, LA Industrial Devel. Board
                    Pollution Control (Entergy Gulf States)(1)           5.450     07/01/2010             5,002
       16,150,000   Jefferson Parish, LA Finance Authority (Single
                    Family Mtg.)(2)                                      5.250     12/01/2032        16,581,334
        8,280,000   LA HFA (La Chateau)(1)                               6.875     09/01/2029         8,298,713
        5,000,000   LA HFA (La Chateau)(1)                               7.250     09/01/2039         5,060,050
        2,000,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.250     09/01/2018           809,400
           35,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.250     09/01/2035            14,097
        3,085,000   LA Local Government EF&CD Authority (Baton
                    Rouge Student Hsg.)                                  5.500     09/01/2022         1,242,885
        1,000,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000     09/01/2022           872,510
        1,750,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000     09/01/2027         1,435,893
        3,925,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       6.000     09/01/2035         3,022,446
          650,000   LA Local Government EF&CD Authority (Bellemont
                    Apartments)(1)                                       7.500     09/01/2016           603,863
        1,240,000   LA Local Government EF&CD Authority (Capital
                    Projects and Equipment)(1)                           6.550     09/01/2025         1,116,980
           25,000   LA Public Facilities Authority (Dillard
                    University)(1)                                       5.300     08/01/2026            27,376
       13,000,000   LA Public Facilities Authority (Ochsner Clinic
                    Foundation)(1)                                       5.375     05/15/2043        11,666,720
       18,250,000   LA Public Facilities Authority (OLOLRMC/OLOLMC
                    Obligated Group)(1)                                  6.750     07/01/2039        20,066,970
           45,000   LA Public Facilities Authority (Touro
                    Infirmary)(1)                                        5.500     08/15/2019            42,221
        2,500,000   Lakeshore Villages, LA Master Community Devel.
                    District                                             5.250     07/01/2017         1,510,675
           20,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.000     07/15/2025            18,683
           75,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.000     07/15/2027            63,442
          135,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.500     07/15/2018           131,856
          290,000   New Orleans, LA Exhibit Hall Special Tax
                    (Ernest N. Morial)(1)                                5.600     07/15/2025           267,360
           40,000   New Orleans, LA Public Improvement District(1)       5.125     12/01/2026            40,062
           40,000   Orleans Parish, LA Parishwide School
                    District(1)                                          5.125     09/01/2018            40,002
           20,000   Orleans Parish, LA Parishwide School
                    District(1)                                          5.375     09/01/2021            19,973
           25,000   Orleans Parish, LA School Board(1)                   5.300     09/01/2013            25,004
          170,000   Orleans Parish, LA School Board(1)                   5.375     09/01/2018           159,278


                      23 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Louisiana Continued
$         160,000   Pointe Coupee Parish, LA Pollution Control           6.700%    03/01/2013   $       159,995
                    (Gulf State Utilities Company)(1)
          500,000   St. Tammany Parish, LA Hospital Service
                    District (St. Tammany Parish Hospital)(1)            5.000     07/01/2022           480,565
                                                                                                ---------------
                                                                                                     73,783,355
Maryland--0.3%
           10,000   Baltimore, MD Wastewater(1)                          5.125     07/01/2042            10,109
           25,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)      5.750     09/01/2020            21,743
           40,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)      6.000     09/01/2032            31,453
        4,900,000   MD EDC Student Hsg. (Bowie State University)(1)      5.375     06/01/2033         3,699,990
          620,000   MD EDC Student Hsg. (Collegiate Hsg.
                    Foundation)(1)                                       5.750     06/01/2029           620,031
          520,000   MD EDC Student Hsg. (Collegiate Hsg.
                    Foundation)(1)                                       6.000     06/01/2030           498,898
           50,000   MD EDC Student Hsg. (Morgan State
                    University)(1)                                       6.000     07/01/2034            45,666
        2,000,000   MD EDC Student Hsg. (University of Maryland)(1)      5.625     10/01/2023         1,506,720
           65,000   MD EDC Student Hsg. (University Village at
                    Sheppard Pratt)(1)                                   6.000     07/01/2033            56,263
           65,000   MD H&HEFA (Johns Hopkins Hospital)(1)                5.375     07/01/2020            65,050
          979,000   Prince Georges County, MD Special District
                    (Victoria Falls)(1)                                  5.250     07/01/2035           788,232
          750,000   Salisbury, MD Special Obligation (Villages at
                    Aydelotte Farm)(1)                                   5.250     01/01/2037           454,658
                                                                                                ---------------
                                                                                                      7,798,813
Massachusetts--0.4%
          100,000   MA Devel. Finance Agency (Boston Biomedical
                    Research)(1)                                         5.750     02/01/2029            92,743
          260,000   MA Devel. Finance Agency (Evergreen Center)(1)       5.500     01/01/2035           226,795
           50,000   MA Devel. Finance Agency (Northern Berkshire
                    Community Services)(1)                               6.250     08/15/2029            38,998
           50,000   MA Devel. Finance Agency (Orchard Cove)(1)           5.250     10/01/2037            36,202
        2,825,000   MA Devel. Finance Agency (Pacific Rim Charter
                    Public School)(1)                                    5.125     06/01/2031         2,143,949
           25,000   MA H&EFA (Beverly Hospital Corp.)(1)                 5.250     07/01/2023            24,327
        5,000,000   MA H&EFA (Boston Medical Center)(1)                  5.250     07/01/2038         4,461,750
          470,000   MA H&EFA (North Adams Regional Hospital)(1)          6.625     07/01/2018           450,114
        2,450,000   MA H&EFA (Tufts Medical Center)(1)                   5.000     05/15/2022         2,232,171
           60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)          5.300     11/15/2028            53,671
          265,000   MA Industrial Finance Agency (Avon
                    Associates)(1)                                       5.375     04/01/2020           265,156
           20,000   MA Turnpike Authority, Series A(1)                   5.000     01/01/2039            20,037
          100,000   MA Turnpike Authority, Series B(1)                   5.125     01/01/2023           100,188
                                                                                                ---------------
                                                                                                     10,146,101
Michigan--3.2%
           30,000   Clare County, MI Sewer Disposal System(1)            5.850     11/01/2021            30,848
          900,000   Detroit, MI GO(1)                                    5.250     04/01/2016           847,080
           10,000   Detroit, MI Local Devel. Finance Authority(1)        5.500     05/01/2021             6,047
        2,250,000   Detroit, MI Sewer Disposal System(1)                 6.500     07/01/2024         2,507,873


                      24 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Michigan Continued
$       2,850,000   Detroit, MI Sewer Disposal System(1)                 7.500%    07/01/2033   $     3,433,937
          185,000   Flint, MI Hospital Building Authority (Hurley
                    Medical Center)(1)                                   5.375     07/01/2018           178,910
          130,000   Flint, MI Hospital Building Authority (Hurley
                    Medical Center)(1)                                   5.375     07/01/2028           108,947
        2,250,000   Grand Traverse Academy, MI Public School
                    Academy(1)                                           4.625     11/01/2027         1,779,908
        1,000,000   Grand Traverse Academy, MI Public School
                    Academy(1)                                           4.750     11/01/2032           764,530
          500,000   Grand Traverse Academy, MI Public School
                    Academy(1)                                           5.000     11/01/2022           442,350
          300,000   Highland Park, MI Building Authority(1)              7.750     05/01/2018           316,122
           50,000   Howell, MI Public Schools(1)                         5.000     05/01/2025            51,346
            5,000   Kalamazoo, MI Hospital Finance Authority
                    (Bronson Methodist Hospital)(1)                      5.250     05/15/2018             5,003
        3,300,000   Kent, MI Hospital Finance Authority(1)               6.250     07/01/2040         3,036,693
          295,000   Meridian, MI EDC (Burcham Hills)(1)                  5.250     07/01/2026           231,982
          155,000   MI Hospital Finance Authority
                    (BGH/ZHCC/BCCC/CEMS Obligated Group)(1)              5.000     02/15/2018           151,471
        2,175,000   MI Hospital Finance Authority (Detroit Medical
                    Center Obligated Group)(1)                           5.250     08/15/2027         1,738,934
        5,000,000   MI Hospital Finance Authority (Henry Ford
                    Health System)(1)                                    5.625     11/15/2029         5,009,000
           10,000   MI Hospital Finance Authority (OHC/OUH
                    Obligated Group)(1)                                  5.000     08/15/2018            10,023
           75,000   MI Hospital Finance Authority (OHC/OUH
                    Obligated Group)(1)                                  5.000     08/15/2031            75,028
          265,000   MI Hospital Finance Authority (Port Huron
                    Hospital/Marwood Manor Nursing Home)(1)              5.500     07/01/2015           265,776
           10,000   MI Hospital Finance Authority (Sisters of
                    Mercy Health System)(1)                              5.250     08/15/2021            10,040
       14,600,000   MI Hospital Finance Authority (Trinity
                    Health)(2)                                           6.125     12/01/2023        16,153,221
           15,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)      6.000     04/15/2018            15,027
          340,000   MI John Tolfree Health System Corp.(1)               6.000     09/15/2023           307,737
       20,000,000   MI Municipal Bond Authority                          9.500     08/20/2010        19,979,400
        1,155,000   MI Public Educational Facilities Authority
                    (Old Redford Academy)(1)                             6.000     12/01/2035         1,032,085
       11,420,428   MI Strategic Fund Limited Obligation
                    (Wolverine Human Services)(1)                        5.850     08/31/2027         9,780,340
          488,500   MI Strategic Fund Limited Obligation
                    (Wolverine Human Services)(1)                        7.875     08/31/2028           460,514
    1,323,000,000   MI Tobacco Settlement Finance Authority              9.838(4)  06/01/2058        14,500,080
          250,000   Monroe County, MI Hospital Finance Authority
                    (Mercy Memorial Hospital Corp.)(1)                   5.500     06/01/2035           207,478
          120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                    Series A(1)                                          6.600     06/01/2022           120,190
           40,000   Northern MI University(1)                            5.000     12/01/2025            40,007


                      25 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Michigan Continued
$          15,000   Oakland County, MI Sewer Disposal (White Lake        6.000%    05/01/2013   $        15,268
                    Township)(1)
          400,000   Plymouth, MI Educational Center Charter School
                    (Public School Academy)(1)                           5.375     11/01/2030           339,800
        1,325,000   Plymouth, MI Educational Center Charter School
                    (Public School Academy)(1)                           5.625     11/01/2035         1,131,987
          405,000   Pontiac, MI Tax Increment Finance Authority(1)       6.250     06/01/2022           264,607
           40,000   Royal Oak, MI Hospital Finance Authority
                    (William Beaumont Hospital)(1)                       5.250     11/15/2031            37,924
           10,000   Royal Oak, MI Hospital Finance Authority
                    (William Beaumont Hospital)(1)                       5.250     11/15/2035             9,335
          100,000   Wayne County, MI Building Authority(1)               5.250     06/01/2016           100,364
                                                                                                ---------------
                                                                                                     85,497,212
Minnesota--0.9%
          885,000   Columbia Heights, MN EDA Tax Increment (Huset
                    Park Area Redevel.)(1)                               5.375     02/15/2032           691,636
          750,000   Minneapolis, MN Tax Increment (St. Anthony
                    Falls)(1)                                            5.750     02/01/2027           670,500
       12,000,000   MN HFA (Residential Hsg.)(2)                         5.375     04/01/2036        12,175,200
          985,000   Mound, MN Hsg. & Redevel. Authority
                    (Metroplaines)(1)                                    5.000     02/15/2027           904,043
        1,615,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)(1)                             5.000     02/01/2031         1,258,182
          250,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)(1)                             5.375     08/01/2021           229,640
        1,500,000   St. Anthony, MN Hsg. & Redevel. Authority
                    (Silver Lake Village)(1)                             5.625     02/01/2031         1,271,490
          216,000   St. Paul, MN Hsg. & Redevel. Authority (Great
                    Northern Lofts)(1)                                   6.250     03/01/2029           184,337
        6,814,000   St. Paul, MN Hsg. & Redevel. Authority (Upper
                    Landing)(1)                                          7.000     03/01/2029         6,446,044
          520,000   St. Paul, MN Port Authority (Great Northern)(1)      6.000     03/01/2030           473,954
                                                                                                ---------------
                                                                                                     24,305,026
Mississippi--0.2%
           80,000   Gulfport, MS Hospital Facility (Memorial
                    Hospital at Gulfport)(1)                             5.750     07/01/2031            80,658
           45,000   Gulfport, MS Hospital Facility (Memorial
                    Hospital at Gulfport)(1)                             6.200     07/01/2018            45,054
           60,000   Lowndes County, MS Solid Waste Disposal &
                    Pollution Control (Weyerhaeuser Company)(1)          6.800     04/01/2022            64,359
        1,000,000   Meridian, MS Tax Increment (Meridian
                    Crossroads)(1)                                       8.750     12/01/2024         1,011,830
        5,145,000   MS Home Corp. (Valley State Student Hsg.)            5.500     12/01/2035         2,075,596
        1,900,000   MS Hospital Equipment & Facilities Authority
                    (Southwest Mississippi Regional Medical
                    Center)(1)                                           5.750     04/01/2023         1,834,450
                                                                                                ---------------
                                                                                                      5,111,947
Missouri--2.7%
           95,000   Bates County, MO Hospital (Bates County
                    Memorial Hospital)(1)                                5.650     03/01/2021            93,483


                      26 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Missouri Continued
$           5,000   Bates County, MO Hospital (Bates County              5.750%    03/01/2031   $         4,569
                    Memorial Hospital)(1)
          200,000   Belton, MO Tax Increment (Belton Town
                    Center)(1)                                           5.625     03/01/2025           178,236
          310,000   Branson Hills, MO Infrastructure Facilities(1)       5.000     04/01/2013           311,240
          250,000   Branson Hills, MO Infrastructure Facilities(1)       5.500     04/01/2027           219,433
          900,000   Branson, MO IDA (Branson Hills Redevel.)(1)          5.750     05/01/2026           714,897
          365,000   Branson, MO IDA (Branson Hills Redevel.)(1)          7.050     05/01/2027           323,127
        2,185,000   Branson, MO IDA (Branson Landing)(1)                 5.250     06/01/2021         1,681,379
        7,900,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)         5.950     11/01/2029         6,222,909
          675,000   Broadway-Fairview, MO Transportation Devel.
                    District (Columbia)(1)                               5.875     12/01/2031           445,851
          400,000   Chillicothe, MO Tax Increment (South U.S.
                    65)(1)                                               5.500     04/01/2021           369,044
          400,000   Chillicothe, MO Tax Increment (South U.S.
                    65)(1)                                               5.625     04/01/2027           352,420
          250,000   Cottleville, MO COP                                  5.100     08/01/2023           232,810
          300,000   Cottleville, MO COP                                  5.125     08/01/2026           270,363
           60,000   Fenton, MO Tax Increment (Dierbergs)(1)              7.000     10/01/2015            60,297
          855,000   Hawk Ridge, MO Transportation Devel.
                    District(1)                                          4.650     02/01/2017           700,262
        3,840,000   Hawk Ridge, MO Transportation Devel.
                    District(1)                                          5.000     02/01/2030         2,304,307
       13,500,000   Hazelwood, MO Transportation Devel. District
                    (370/ Missouri Bottom Road/Tausig Road)(1)           7.200     05/01/2033        12,928,410
        2,575,000   Independence, MO 39th Street Transportation(1)       6.875     09/01/2032         2,550,048
        1,260,000   Kansas City, MO Tax Increment (Briarcliff
                    West)(1)                                             5.150     06/01/2016         1,209,461
        1,250,000   Kansas City, MO Tax Increment (Briarcliff
                    West)(1)                                             5.400     06/01/2024         1,069,600
        3,210,000   Kansas City, MO Tax Increment (Southtown)(1)         6.000     03/01/2017         3,096,527
          550,000   Lees Summit, MO IDA (Kensington Farms)(1)            5.500     03/01/2021           488,004
          250,000   Lees Summit, MO IDA (Kensington Farms)(1)            5.750     03/01/2029           205,343
        1,025,000   Liberty, MO Tax Increment (Liberty Triangle)(1)      5.875     10/01/2029           875,504
        2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)(1)      5.750     11/01/2026         1,834,329
           15,000   MO Environmental Improvement & Energy
                    Resources Authority(1)                               5.550     07/01/2010            15,062
          355,000   MO Grindstone Plaza Transportation Devel.
                    District(1)                                          5.500     10/01/2031           234,680
           10,000   MO H&EFA (FHS/FNH Obligated Group)(1)                5.375     02/15/2014            10,028
       10,280,678   MO Hanley/Eager Road Transportation Devel.
                    District, Series A                                   7.750(4)  12/01/2023         3,668,249
           20,000   MO HDC (Single Family Mtg.)                          5.550     03/01/2029            20,013
          243,000   Northwoods, MO Transportation Devel.
                    District(1)                                          5.850     02/01/2031           192,539
        1,675,000   Osage Beach, MO Tax Increment (Prewitts
                    Point)(1)                                            4.800     05/01/2016         1,499,008
        1,500,000   Osage Beach, MO Tax Increment (Prewitts
                    Point)(1)                                            5.000     05/01/2023         1,149,405
          350,000   Ozark Centre, MO Transportation Devel.
                    District(1)                                          5.375     09/01/2032           279,195
        1,500,000   Raymore, MO Tax Increment(1)                         5.375     03/01/2020         1,211,355
        2,750,000   Raymore, MO Tax Increment(1)                         5.625     03/01/2028         1,955,635
        2,500,000   Richmond Heights, MO Tax Increment &
                    Transportation Sales Tax(1)                          5.625     11/01/2025         2,210,275
        7,750,000   St. Joseph, MO IDA (Living Community of St.
                    Joseph)(1)                                           7.000     08/15/2032         7,372,343


                      27 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Missouri Continued
$       1,000,000   St. Joseph, MO IDA, Series B(1)                      5.375%    11/01/2023   $       912,470
          905,000   St. Joseph, MO IDA, Series B(1)                      5.500     11/01/2027           805,151
          995,000   St. Louis, MO IDA (Southtown Redevel.)(1)            5.125     05/01/2026           796,667
          481,000   St. Louis, MO Tax Increment (1505 Missouri
                    Avenue Redevel.)                                     6.000     08/04/2025           365,353
          852,000   St. Louis, MO Tax Increment (1601 Washington
                    Redevel.)(1)                                         6.000     08/21/2026           635,447
        1,879,000   St. Louis, MO Tax Increment (1619 Washington
                    Redevel.)(1)                                         5.500     03/09/2027         1,313,703
          662,000   St. Louis, MO Tax Increment (Pet Building
                    Redevel.)                                            5.500     05/29/2028           452,033
          545,000   St. Louis, MO Tax Increment (Printers Lofts)         6.000     08/21/2026           406,477
          803,000   St. Louis, MO Tax Increment (Washington East
                    Condominiums)(1)                                     5.500     01/20/2028           548,168
          500,000   St. Louis, MO Tax Increment (Washington East
                    Condominiums)(1)                                     5.500     01/20/2028           341,325
        1,080,000   St. Louis, MO Tax Increment Financing (Ludwig
                    Lofts)(1)                                            6.690     04/21/2029           842,767
          373,000   St. Louis, MO Tax Increment Financing, Series A      5.500     09/02/2028           252,998
        3,261,000   St. Louis, MO Tax Increment, Series A(1)             6.600     01/21/2028         2,537,710
          620,000   Stone Canyon, MO Improvement District
                    (Infrastructure)(1)                                  5.700     04/01/2022           499,410
          320,000   Stone Canyon, MO Improvement District
                    (Infrastructure)(1)                                  5.750     04/01/2027           238,982
          435,000   Suemandy, MO Mid-Rivers Community Improvement
                    District(1)                                          7.000     10/01/2019           436,153
          950,000   Suemandy, MO Mid-Rivers Community Improvement
                    District(1)                                          7.500     10/01/2029           954,997
           35,000   University of Missouri (System Facilities)(1)        5.000     11/01/2018            35,120
        1,000,000   University Place, MO Transportation Devel.
                    District(1)                                          5.000     03/01/2026           750,000
        2,500,000   University Place, MO Transportation Devel.
                    District(1)                                          5.000     03/01/2032         1,717,700
                                                                                                ---------------
                                                                                                     73,402,271
Montana--0.2%
       11,070,000   Hardin, MT Tax Increment Industrial
                    Infrastructure Devel. (Rocky Mountain Power)(1)      0.000(5)  09/01/2031         6,197,540
          375,000   MT Facilities Finance Authority (St. John's
                    Lutheran)(1)                                         6.000     05/15/2025           337,549
                                                                                                ---------------
                                                                                                      6,535,089
Nebraska--0.8%
        2,915,000   NE Educational Facilities Authority (Midland
                    Lutheran College)(1)                                 5.600     09/15/2029         2,439,476
        1,150,000   NE Educational Finance Authority (Concordia
                    University)(1)                                       5.000     10/01/2037           935,502
       16,460,000   Omaha, NE Public Facilities Corp. (Baseball
                    Stadium)(2)                                          5.000     06/01/2036        17,080,048
        2,200,000   Santee Sioux Nation, NE Tribal Health Care
                    (Indian Health Service)(1)                           8.750     10/01/2020         2,228,380


                      28 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Nebraska Continued
$          40,000   Scotts Bluff County, NE Hospital Authority
                    (Regional West Medical Center)(1)                    5.250%    11/15/2028   $        40,001
                                                                                                ---------------
                                                                                                     22,723,407
Nevada--2.6%
        2,000,000   Clark County, NV Airport(1)                          5.750     07/01/2042         2,124,780
       15,000,000   Clark County, NV Airport(2)                          5.750     07/01/2042        15,935,925
          325,000   Clark County, NV Improvement District(1)             5.000     02/01/2026           232,307
          260,000   Clark County, NV Improvement District(1)             5.050     02/01/2031           172,299
       20,000,000   Clark County, NV Water Reclamation District(2)       5.250     07/01/2038        21,131,000
        5,105,000   Director of the State of NV Dept. of Business
                    & Industry (Las Vegas Monorail)                      6.850(4)  01/01/2019           962,752
        1,000,000   Director of the State of NV Dept. of Business
                    & Industry (Las Ventanas Retirement)(3)              7.000     11/15/2034           534,110
        1,160,000   Las Vegas, NV Local Improvement Bonds(1)             6.250     06/01/2024         1,018,631
        6,200,000   Las Vegas, NV Paiute Tribe, Series A(1)              6.625     11/01/2017         5,485,264
        1,615,000   Las Vegas, NV Special Improvement District
                    (Sumerlin Village)(1)                                5.875     06/01/2021         1,314,303
        9,270,000   Las Vegas, NV Special Improvement District
                    (Sumerlin Village)(1)                                6.125     06/01/2031         6,675,698
           95,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)(1)                                    5.200     08/01/2016            78,838
          135,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)(1)                                    5.250     08/01/2017           108,065
          285,000   Mesquite, NV Special Improvement District
                    (Canyon Creek)(1)                                    5.300     08/01/2018           223,887
          625,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)(1)                        5.850     08/01/2018           560,175
        1,020,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)(1)                        6.000     08/01/2023           847,732
          545,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)(1)                        6.000     08/01/2027           430,185
          770,000   Mesquite, NV Special Improvement District No.
                    07-01 (Anthem at Mesquite)(1)                        6.150     08/01/2037           568,845
           25,000   Reno, NV Capital Improvement(1)                      5.125     06/01/2026            24,318
        3,280,000   Sparks, NV Redevel. Agency (Redevel Area No.
                    2)(1)                                                6.400     06/01/2020         3,123,150
        7,420,000   Sparks, NV Redevel. Agency (Redevel Area No.
                    2)(1)                                                6.700     06/01/2028         6,714,803
                                                                                                ---------------
                                                                                                     68,267,067
New Hampshire--2.3%
          305,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B                                             5.650(4)  01/01/2029            59,060
        3,220,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B                                             5.700(4)  01/01/2030           566,752
          495,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B                                             6.000(4)  01/01/2023           168,280
        1,000,000   Manchester, NH Hsg. & Redevel. Authority,
                    Series B(1)                                          6.750     01/01/2015           987,330
          500,000   NH Business Finance Authority (Huggins
                    Hospital)(1)                                         6.875     10/01/2039           503,055
          120,000   NH H&EFA (Catholic Medical Center)(1)                6.125     07/01/2032           120,316
        4,010,000   NH H&EFA (Franklin Pierce College)(1)                6.050     10/01/2034         3,430,194


                      29 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
New Hampshire Continued
       22,000,000   NH H&EFA (LRG Healthcare)(2)                         5.500%    10/01/2034   $    22,985,600
       21,000,000   NH H&EFA (LRG Healthcare)(2)                         7.000     04/01/2038        24,072,510
        1,235,000   NH H&EFA (LRGHealthcare)(1)                          5.500     10/01/2034         1,290,316
        1,980,000   NH H&EFA (Portsmouth Christian Academy)(1)           5.750     07/01/2023         1,715,353
        6,115,000   NH H&EFA (Portsmouth Christian Academy)(1)           5.850     07/01/2033         4,790,980
           40,000   NH H&EFA (St. Joseph Hospital/Youville
                    House/Cove)(1)                                       5.500     07/01/2034            40,085
          985,000   NH HE&HFA (Franklin Pierce College)(1)               5.300     10/01/2028           790,512
                                                                                                ---------------
                                                                                                     61,520,343
New Jersey--3.8%
        5,610,000   NJ Health Care Facilities Financing Authority
                    (Deborah Heart & Lung Center)(1)                     6.300     07/01/2023         5,126,418
       10,510,000   NJ Tobacco Settlement Financing Corp.(1)             4.625     06/01/2026         8,983,002
       22,275,000   NJ Tobacco Settlement Financing Corp.(1)             4.750     06/01/2034        15,974,516
       74,740,000   NJ Tobacco Settlement Financing Corp.(1)             5.000     06/01/2029        62,719,507
       11,300,000   NJ Tobacco Settlement Financing Corp.(1)             5.000     06/01/2041         7,853,839
                                                                                                ---------------
                                                                                                    100,657,282
New Mexico--0.5%
        1,495,000   Cabezon, NM Public Improvement District(1)           6.300     09/01/2034         1,301,457
        6,455,000   Eldorado, NM Area Water and Sanitation
                    District(1)                                          6.000     02/01/2023         5,765,283
           20,000   Farmington, NM Hospital (San Juan Medical
                    Center/Interface, Inc. Obligated Group)(1)           5.000     06/01/2016            20,007
          250,000   Farmington, NM Pollution Control (Public
                    Service Company of New Mexico)(1)                    5.800     04/01/2022           249,973
           30,000   Farmington, NM Pollution Control (Public
                    Service Company of New Mexico)(1)                    6.375     04/01/2022            30,015
          500,000   Mariposa East, NM Public Improvement
                    District(1)                                          6.000     09/01/2032           385,565
          300,000   Montecito Estates, NM Public Improvement
                    District(1)                                          7.000     10/01/2037           263,553
        3,380,000   NM Educational Assistance Foundation(1)              5.900     09/01/2031         3,395,176
           25,000   NM Finance Authority (Workers Compensation
                    Administration Building)(1)                          5.600     09/01/2014            25,073
        1,925,000   NM Trails Public Improvement District(1)             7.750     10/01/2038         1,749,094
           25,000   Santa Fe County, NM (El Castillo Retirement
                    Residences)(1)                                       5.750(9)  05/15/2028            25,000
            5,000   Santa Fe, NM Educational Facilities (St.
                    John's College)(1)                                   5.500     03/01/2024             4,995
          100,000   Santa Fe, NM Educational Facilities (St.
                    John's College)(1)                                   5.500     03/01/2024            93,816
                                                                                                ---------------
                                                                                                     13,309,007
New York--1.4%
       14,000,000   NYC GO(2)                                            5.000     05/15/2033        14,708,260
       19,665,000   NYC GO(2)                                            5.375     04/01/2036        21,446,335
                                                                                                ---------------
                                                                                                     36,154,595


                      30 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
North Carolina--0.0%
$          20,000   NC Eastern Municipal Power Agency, Series B(1)       6.250%    01/01/2023   $        20,032
           20,000   NC Medical Care Commission (ARC/HDS Alamance
                    Hsg. Corp.)(1)                                       5.800     10/01/2034            19,973
          625,000   NC Medical Care Commission Retirement
                    Facilities (Village at Brookwood)(1)                 5.250     01/01/2032           461,344
                                                                                                ---------------
                                                                                                        501,349
North Dakota--0.0%
           25,000   Parshall, ND Water(1)                                5.500     09/01/2024            25,004
            5,000   Ward County, ND Health Care Facilities
                    (Trinity Medical Center)(1)                          6.000     07/01/2010             5,014
           40,000   Williston, ND Water Utility(1)                       5.100     05/01/2013            40,092
                                                                                                ---------------
                                                                                                         70,110
Ohio--6.5%
        5,000,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  0.000(5)  06/01/2037         3,379,750
       14,090,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.125     06/01/2024        13,016,342
          175,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.375     06/01/2024           165,802
        7,690,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.750     06/01/2034         6,050,569
       14,570,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.875     06/01/2030        12,337,730
        9,275,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  5.875     06/01/2047         6,962,001
       68,620,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)(1)                                  6.500     06/01/2047        56,586,111
      970,100,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)                                     7.251(4)  06/01/2047        36,281,740
      743,000,000   Buckeye, OH Tobacco Settlement Financing
                    Authority (TASC)                                     7.501(4)  06/01/2052        17,839,430
        2,165,000   Centerville, OH Health Care (Bethany Lutheran
                    Village)(1)                                          6.000     11/01/2038         1,882,554
           35,000   Clermont County, OH Hospital Facilities (Mercy
                    Health System)(1)                                    5.625     09/01/2021            35,107
           40,000   Cleveland, OH Airport System(1)                      5.000     01/01/2031            40,047
          195,000   Cleveland, OH Rock Glen Hsg. Assistance Corp.
                    (Ambleside Apartments)(1)                            7.000     06/01/2018           194,988
           15,000   Cuyahoga County, OH Hospital (Metro Health
                    System)(1)                                           5.500     02/15/2027            14,901
          750,000   Erie County, OH Hospital Facilities (Firelands
                    Regional Medical Center)(1)                          5.000     08/15/2036           636,488
        6,000,000   Erie County, OH Hospital Facilities (Firelands
                    Regional Medical Center)(1)                          5.250     08/15/2046         5,140,020
          295,000   Glenwillow Village, OH GO(1)                         5.875     12/01/2024           306,942
           25,000   Greene County, OH Economic Devel. (YMCA)(1)          6.000     12/01/2023            18,675


                      31 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Ohio Continued
$       1,500,000   Greene County, OH University Hsg. (Central           5.625%    09/01/2032   $       968,850
                    State University)(1)
        1,620,000   Grove City, OH Tax Increment Financing(1)            5.125     12/01/2016         1,479,757
        2,500,000   Grove City, OH Tax Increment Financing(1)            5.375     12/01/2031         1,788,525
        1,105,000   Jeffrey Place, OH New Community Authority
                    (Jeffrey Place Redevel.)(1)                          5.000     12/01/2022           838,419
          150,000   Lucas County, OH Health Care Facilities
                    (Sunset Retirement Communities)(1)                   6.625     08/15/2030           151,242
           10,000   Muskingum County, OH Hospital Facilities
                    (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC
                    Obligated Group)(1)                                  5.400     12/01/2016            10,006
        3,075,000   Port of Greater Cincinnati, OH Devel.
                    Authority (Public Parking Infrastructure)(1)         6.300     02/15/2024         2,198,625
        5,860,000   Port of Greater Cincinnati, OH Devel.
                    Authority (Public Parking Infrastructure)(1)         6.400     02/15/2034         3,796,167
          655,000   Summit County, OH Port Authority (Twinsburg
                    Township)(1)                                         5.125     05/15/2025           562,318
          665,000   Toledo-Lucas County, OH Port Authority (Town
                    Square at Levis Commons)(1)                          5.400     11/01/2036           620,711
                                                                                                ---------------
                                                                                                    173,303,817
Oklahoma--0.5%
           15,000   Grady County, OK Industrial Authority
                    (Correctional Facilities)(1)                         6.000     11/01/2029            14,306
          500,000   Grady County, OK Industrial Authority
                    (Correctional Facilities)                            7.800     11/01/2014           390,135
        4,000,000   Langston, OK EDA (Langston University)(1)            5.000     05/01/2030         3,632,880
        5,575,000   Langston, OK EDA (Langston University)(1)            5.000     05/01/2035         4,903,491
          770,000   Langston, OK EDA (Langston University)(1)            5.250     05/01/2026           760,159
           20,000   Texas County, OK Devel Authority Student Hsg.
                    (OPSU-Goodwell)(1)                                   5.450     11/01/2034            15,378
        5,130,000   Tulsa, OK Municipal Airport Trust (American
                    Airlines)(1)                                         6.250     06/01/2020         4,701,799
                                                                                                ---------------
                                                                                                     14,418,148
Oregon--0.0%
           25,000   Clackamas County, OR Hospital Facility
                    Authority (Williamette Falls Hospital)(1)            6.000     04/01/2019            25,127
           10,000   OR GO (Elderly & Disabled Hsg.)                      5.500     08/01/2026            10,024
           10,000   OR GO (Veterans Welfare)(1)                          5.250     10/01/2042            10,091
           40,000   OR GO (Veterans Welfare)(1)                          6.000     04/01/2032            40,031
          100,000   OR Health & Science University, Series A(1)          5.250     07/01/2028           100,007
           25,000   OR Hsg. & Community Services Dept. (Single
                    Family Mtg.)(1)                                      6.400     07/01/2018            25,048
                                                                                                ---------------
                                                                                                        210,328
Pennsylvania--1.3%
       15,000,000   Allegheny County, PA HDA (WPAHS/AG/Forbes
                    Health System/WPH/WPAON Obligated Group)(1)          5.000     11/15/2028        12,731,400


                      32 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Pennsylvania Continued
$          75,000   Blair County, PA IDA (The Village at Penn            6.900%    01/01/2022   $        60,320
                    State Retirement Community)(3)
          500,000   Chester County, PA H&EFA (Chester County
                    Hospital)(1)                                         6.750     07/01/2031           501,230
          500,000   Luzerne County, PA IDA(1)                            7.500     12/15/2019           497,235
          500,000   Luzerne County, PA IDA(1)                            7.750     12/15/2027           494,260
           25,000   Northumberland County, PA IDA (NHS Youth
                    Services)(1)                                         5.500     02/15/2033            18,828
        3,675,000   Northumberland County, PA IDA (NHS Youth
                    Services)(1)                                         7.750     02/15/2029         3,715,168
        2,230,000   PA EDFA (Northwestern Human Services)(1)             5.250     06/01/2028         1,779,585
        5,000,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875     11/15/2016         4,999,950
        3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875     11/15/2021         3,393,075
        1,000,000   Philadelphia, PA H&HEFA (Centralized
                    Comprehensive Human Services)(1)                     7.250     01/01/2021           985,880
        4,750,000   Philadelphia, PA H&HEFA (Temple University
                    Hospital)(1)                                         6.625     11/15/2023         4,750,950
                                                                                                ---------------
                                                                                                     33,927,881
Rhode Island--0.4%
        5,000,000   Central Falls, RI Detention Facility(1)              7.250     07/15/2035         4,317,250
           50,000   Providence, RI HDC (Barbara Jordan
                    Apartments)(1)                                       6.750     07/01/2025            50,068
           25,000   Providence, RI Public Building Authority             5.400     12/15/2012            25,093
          110,000   RI Health & Educational Building Corp.
                    (Johnson & Wales University)(1)                      6.100     04/01/2026           110,066
           40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                    Opportunity)(1)                                      6.500     04/01/2027            40,052
       33,305,000   RI Tobacco Settlement Financing Corp. (TASC)         6.125(4)  06/01/2052           501,906
      211,125,000   RI Tobacco Settlement Financing Corp. (TASC)         6.580(4)  06/01/2052         3,888,923
       10,375,000   RI Tobacco Settlement Financing Corp. (TASC)         6.750(4)  06/01/2052           130,621
        1,400,000   Tiverton, RI Special Obligation Tax (Mount
                    Hope Bay Village)(1)                                 6.875     05/01/2022         1,374,828
                                                                                                ---------------
                                                                                                     10,438,807
South Carolina--1.3%
          500,000   Allendale County, SC School District Energy
                    Savings Special Obligation(1)                        8.500     12/01/2018           523,570
           30,000   Charleston County, SC (Care Alliance Health
                    Services)(1)                                         5.000     08/15/2019            30,280
           45,000   Edgefield County, SC Water and Sewer
                    Authority(1)                                         5.000     01/01/2028            43,211
           35,000   Horry County, SC Hospital Facilities (Conway
                    Hospital)(1)                                         5.000     07/01/2028            31,478
        1,240,000   Lancaster County, SC (Edenmoor Improvement
                    District)(3)                                         5.375     12/01/2016           434,248
        1,460,000   Lancaster County, SC (Edenmoor Improvement
                    District)(3)                                         5.750     12/01/2037           506,897
        1,955,000   Lancaster County, SC (Sun City Carolina
                    Lakes)(1)                                            5.450     12/01/2037         1,537,549
        8,565,000   Lee County, SC School Facilities, Series
                    2006(1)                                              6.000     12/01/2027         8,752,659


                      33 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
South Carolina Continued
$          35,000   Piedmont, SC Municipal Power Agency(1)               5.000%    01/01/2018   $        35,038
           15,000   Piedmont, SC Municipal Power Agency(1)               5.000     01/01/2022            15,008
        5,838,000   Richland County, SC Assessment Revenue
                    (Village at Sandhill Improvement District)(1)        6.200     11/01/2036         4,667,306
          600,000   SC Connector 2000 Assoc. Toll Road, Series B         5.535(4)  01/01/2020            69,000
        6,565,000   SC Connector 2000 Assoc. Toll Road, Series B         5.781(4)  01/01/2021           722,150
       11,240,000   SC Connector 2000 Assoc. Toll Road, Series B         6.697(4)  01/01/2026           899,200
        5,285,000   SC Educational Facilities Authority (Benedict
                    College)(1)                                          5.600     07/01/2022         4,526,021
        2,320,000   SC Educational Facilities Authority (Benedict
                    College)(1)                                          5.625     07/01/2031         1,810,783
          550,000   SC Educational Facilities Authority (Southern
                    Wesleyan University)(1)                              5.750     03/01/2029           527,379
           45,000   SC Hsg. Finance & Devel. Authority, Series
                    A-1(1)                                               5.300     07/01/2031            45,015
        2,500,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)             6.250     04/01/2035         2,576,200
        2,000,000   SC Jobs-EDA (Coastal Hsg. Foundation)(1)             6.500     04/01/2042         2,084,440
        2,750,000   SC Jobs-EDA (Lutheran Homes)(1)                      5.500     05/01/2028         2,407,845
        1,085,000   SC Jobs-EDA (Palmetto Health)(1)                     5.375     08/01/2022         1,112,331
        2,000,000   SC Jobs-EDA (Palmetto Health)(1)                     5.500     08/01/2026         1,995,140
           30,000   SC State Budget & Control Board (Harden Street
                             Facilities)(1)                              6.000     12/01/2011            30,119
                                                                                                ---------------
                                                                                                     35,382,867
South Dakota--0.0%
        1,000,000   Aberdeen, SD Economic Devel. (Presentation
                    College)(1)                                          6.150     05/01/2029         1,011,500
           10,000   SD H&EFA (Prairie Lakes Health Care System)(1)       5.650     04/01/2022            10,002
                                                                                                ---------------
                                                                                                      1,021,502
Tennessee--0.3%
            5,000   Jackson, TN Health Educational & Hsg.
                    Facilities Board (Lambuth University)(1)             5.900     09/01/2015             5,005
           15,000   Johnson City, TN H&EFB (Johnson City Medical
                    Center)(1)                                           5.250     07/01/2028            15,112
        8,400,000   TN Energy Acquisition Corp., Series B(1)             5.625     09/01/2026         7,998,564
                                                                                                ---------------
                                                                                                      8,018,681
Texas--10.4%
        1,305,000   Anson, TX Education Facilities Corp. Student
                    Hsg.(University of Texas/Waterview Park)(1)          5.100     01/01/2034           823,977
       19,705,000   Austin, TX Independent School District(2)            5.000     08/01/2033        20,914,526
        6,035,000   Beasley, TX Higher Education Finance Corp.,
                    Series A(1)                                          5.125     12/01/2034         5,194,325
        3,090,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Nob Hill Apartments)                            6.000     06/01/2021         2,338,976
        6,625,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Nob Hill Apartments)                            6.000     06/01/2031         4,380,053
        5,765,000   Bexar County, TX HFC (American Opportunity
                    Hsg.-Waterford/Kingswood)(1)                         7.000     12/01/2036         5,347,326


                      34 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Texas Continued
$         400,000   Bexar County, TX HFC (Doral Club)(1)                 8.750%    10/01/2036   $       286,540
           40,000   Brazoria County, TX Municipal Utility District
                    No. 18(1)                                            5.300     09/01/2028            38,810
           20,000   Brazos County, TX HFDC (Franciscan Services
                    Corp.)(1)                                            5.375     01/01/2032            19,734
           60,000   Collin County, TX HFC (Community College
                    District Foundation)(1)                              5.250     06/01/2031            35,066
            5,000   Cypress Hill, TX Municipal Utility District
                    No. 1(1)                                             5.250     09/01/2025             4,924
           25,000   Dallas-Fort Worth, TX International Airport
                    Facility(1)                                          5.200     01/15/2031            25,010
       18,550,000   Dallas-Fort Worth, TX International Airport
                    Facility (American Airlines)                         6.000     11/01/2014        17,229,426
          700,000   Danbury, TX Higher Education Finance Corp.
                    (Island Foundation)(1)                               6.250     02/15/2036           609,252
        7,650,000   Donna, TX GO(1)                                      6.250     02/15/2037         5,832,437
          255,000   El Paso County, TX HFC (American Village
                    Communities), Series A(1)                            6.250     12/01/2020           253,427
          335,000   El Paso County, TX HFC (El Paso American Hsg.
                    Foundation), Series A(1)                             6.375     12/01/2032           312,103
        5,390,000   Escondido, TX Public Improvement District
                    (Horseshoe Bay)(1)                                   7.250     10/01/2033         5,042,668
           20,000   Harris County, TX HFDC (Texas Children's
                    Hospital)(1)                                         5.250     10/01/2029            20,279
           45,000   Harris County-Houston, TX Sports Authority(1)        5.000     11/15/2025            44,141
       16,000,000   Houston, TX Airport System, Series A(2)              5.500     07/01/2039        17,093,920
           65,000   Leander, TX Independent School District              5.457(4)  08/15/2018            41,338
        2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000     07/01/2022         1,972,849
        1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000     07/01/2025         1,238,336
          770,000   Lubbock, TX HFC (Las Colinas Quail Creek
                    Apartments)(1)                                       6.000     07/01/2032           579,194
        2,900,000   Lufkin, TX Health Facilities Devel. Corp.
                    (Memorial Health System of East Texas)(1)            6.250     02/15/2037         2,934,829
          700,000   Maverick County, TX GO COP(1)                        8.750     03/01/2034           710,941
        2,350,000   Maverick County, TX GO COP(1)                        8.750     03/01/2034         2,368,260
       12,000,000   McLennan County, TX Public Facility Corp.(1)         6.625     06/01/2035        13,130,640
          230,000   Midlothian, TX Devel. Authority Tax
                    Increment(1)                                         5.125     11/15/2026           201,933
           75,000   Mission, TX EDC(1)                                   6.600     01/01/2020            75,280
       12,000,000   North Central Texas HFDC (Children's Medical
                    Center)(2)                                           5.750     08/15/2039        12,570,600
           15,000   North TX Tollway Authority (Dallas North
                    Tollway System)(1)                                   5.000     01/01/2023            15,007
           50,000   Port of Corpus Christi, TX (Union Pacific
                    Corp.)                                               5.350     11/01/2010            50,020
           50,000   Richardson, TX Hospital Authority
                    (Baylor/Richardson)(1)                               5.625     12/01/2028            46,435
        3,695,000   Sabine, TX River Authority Pollution Control
                    (TXU Electric Company)                               6.150     08/01/2022         2,231,484


                      35 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Texas Continued
       16,000,000   Tarrant County, TX Cultural Education                6.250%    11/15/2029   $    17,751,760
                    Facilities Finance Corp. (Baylor Health Care
                    System)(2)
          980,000   Tom Green County, TX HFDC (Shannon Health
                    System/Shannon Medical Center)(1)                    6.750     05/15/2021         1,004,069
           20,000   Tomball, TX Hospital Authority (Tomball
                    Regional Hospital)(1)                                6.000     07/01/2025            19,474
           25,000   Tomball, TX Hospital Authority (Tomball
                    Regional Hospital)(1)                                6.000     07/01/2029            23,849
        6,958,000   Trophy Club, TX Public Improvement (Highlands
                    Trophy Club)(1)                                      7.750     10/01/2037         6,430,027
        2,400,000   Tyler, TX HFDC (Mother Frances Hospital
                    Regional Health Care Center)(1)                      5.000     07/01/2033         2,096,040
          110,000   TX Dormitory Finance Authority (Temple Junior
                    College Foundation)                                  5.750     09/01/2027            59,047
          485,000   TX Dormitory Finance Authority (Temple Junior
                    College Foundation)                                  6.000     09/01/2033           253,694
       10,000,000   TX Multifamily Housing Options (Affordable
                    Hsg.)                                                0.480(9)  01/01/2039         3,571,000
        1,990,000   TX Municipal Gas Acquisition & Supply Corp.(1)       1.622(9)  12/15/2026         1,524,340
       95,000,000   TX Municipal Gas Acquisition & Supply Corp.(2)       6.250     12/15/2026       103,201,920
          545,000   TX Panhandle HFA (Amarillo Affordable
                    Hsg.)(3,6)                                           6.625     03/01/2020           285,831
        3,065,000   TX Panhandle HFA (Amarillo Affordable
                    Hsg.)(3,6)                                           6.750     03/01/2031         1,603,639
        4,800,000   TX Private Activity Bond Surface
                    Transportation Corp.(1)                              6.875     12/31/2039         5,035,968
        1,750,000   TX Public Finance Authority Charter School
                    Finance Corp. (Cosmos Foundation)(10)                6.000     02/15/2030         1,751,103
        2,500,000   TX Public Finance Authority Charter School
                    Finance Corp. (Cosmos Foundation)(10)                6.200     02/15/2040         2,503,350
          660,000   TX Public Finance Authority Charter School
                    Finance Corp. (Ed-Burnham Wood)(1)                   6.250     09/01/2036           594,931
        4,205,000   Wichita County, TX HFDC (Wichita Falls               6.250     01/01/2028         3,810,571
                    Retirement Foundation)(1)
                                                                                                ---------------
                                                                                                    275,534,679
U.S. Possessions--2.9%
           40,000   Guam GO(1)                                           5.400     11/15/2018            39,462
       13,620,000   Puerto Rico Aqueduct & Sewer Authority(1)            6.000     07/01/2038        14,253,602
        5,000,000   Puerto Rico Commonwealth GO(1)                       5.250     07/01/2032         5,033,650
       10,000,000   Puerto Rico Commonwealth GO(1)                       6.000     07/01/2039        10,561,800
        5,000,000   Puerto Rico Commonwealth GO(1)                       6.500     07/01/2037         5,522,600
        1,120,000   Puerto Rico Highway & Transportation
                    Authority(1)                                         5.500     07/01/2023         1,184,568
           65,000   Puerto Rico Infrastructure(1)                        5.000     07/01/2041            61,281
          850,000   Puerto Rico Infrastructure(1)                        5.500     07/01/2024           883,074
        8,000,000   Puerto Rico Infrastructure                           7.075(4)  07/01/2030         2,209,600
        8,000,000   Puerto Rico Public Buildings Authority(1)            5.625     07/01/2039         8,192,080
        7,550,000   Puerto Rico Public Buildings Authority(1)            6.250     07/01/2026         8,202,018
        1,000,000   Puerto Rico Public Buildings Authority(1)            6.250     07/01/2031         1,128,180
        1,500,000   Puerto Rico Sales Tax Financing Corp., Series
                    A(1)                                                 6.500     08/01/2044         1,699,365


                      36 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
U.S. Possessions Continued
$      50,000,000   Puerto Rico Sales Tax Financing Corp., Series A      7.280%(4) 08/01/2034   $    11,507,000
        7,100,000   Puerto Rico Sales Tax Financing Corp., Series
                    C(1)                                                 6.000     08/01/2042         7,702,293
                                                                                                ---------------
                                                                                                     78,180,573
Utah--0.1%
           25,000   Sandy City, UT Industrial Devel. (King
                    Properties)(1)                                       6.125     08/01/2016            25,044
          285,000   Utah County, UT Charter School (Lincoln
                    Academy)(1)                                          5.875     06/15/2037           237,875
          275,000   Utah County, UT Charter School (Renaissance
                    Academy)(1)                                          5.625     07/15/2037           221,383
        1,500,000   West Valley City, UT Sewer (East Hollywood
                    High School)(1)                                      5.625     06/15/2037         1,200,450
                                                                                                ---------------
                                                                                                      1,684,752
Vermont--0.0%
           30,000   VT E&HBFA (Mary Hitchcock Memorial
                    Hospital/Cooley Dickenson Hospital Obligated
                    Group)(1)                                            5.000     11/15/2022            29,999
           85,000   VT EDA (Wake Robin Corp.)(1)                         6.300     03/01/2033            82,101
          809,227   VT Educational & Health Buildings Financing
                    Agency (Marlboro College)(1)                         2.779     04/01/2019           627,887
          225,000   VT Student Assistance Corp.(1)                       5.000     03/01/2026           228,191
                                                                                                ---------------
                                                                                                        968,178
Virginia--2.1%
        2,300,000   Buena Vista, VA Public Recreational Facilities
                    Authority (Golf Course)(1)                           5.250     07/15/2025         2,139,046
          825,000   Buena Vista, VA Public Recreational Facilities
                    Authority (Golf Course)(1)                           5.500     07/15/2035           758,835
          625,000   Celebrate, VA North Community Devel. Authority
                    Special Assessment(1)                                6.750     03/01/2034           468,894
          100,000   Danville, VA IDA Educational Facilities
                    (Averett University)(1)                              6.000     03/15/2016            99,455
          800,000   Farms New Kent, VA Community Devel. Authority
                    Special Assessment(1)                                5.125     03/01/2036           561,872
        3,000,000   Farms New Kent, VA Community Devel. Authority
                    Special Assessment(1)                                5.450     03/01/2036         2,189,820
          750,000   Farms New Kent, VA Community Devel. Authority
                    Special Assessment(1)                                5.800     03/01/2036           569,520
           25,000   Greensville County, VA IDA (Georgia-Pacific
                    Corp.)(1)                                            5.300     08/01/2014            24,913
          345,000   Manassas Park, VA Economic Devel. Authority(1)       6.000     07/15/2035           346,007
          900,000   New Port, VA CDA                                     5.600     09/01/2036           487,584
           65,000   Norton, VA IDA (Norton Community Hospital)(1)        6.000     12/01/2022            64,865
        5,000,000   Peninsula, VA Town Center Community Devel.
                    Authority Special Obligation(1)                      6.350     09/01/2028         4,940,850
        3,475,000   Peninsula, VA Town Center Community Devel.
                    Authority Special Obligation(1)                      6.450     09/01/2037         3,374,816
          935,000   Stafford County & Staunton, VA IDA (Virginia
                    Municipal League/Mt. Rogers)(1)                      6.500     08/01/2028           926,996


                      37 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
Virginia Continued
 $      2,895,000   Stafford County & Staunton, VA IDA (Virginia         6.500%    08/01/2038   $     2,724,166
                    Municipal League/Mt. Rogers)(1)
          675,000   Suffolk, VA IDA (Lake Prince Center)(1)              5.300     09/01/2031           584,246
        3,600,000   VA Celebrate South CDA Special Assessment(1)         6.250     03/01/2037         2,487,816
        2,035,000   VA College Building Authority Educational
                    Facilities (Regent University)(1)                    5.000     06/01/2036         1,799,958
        3,700,000   VA Small Business Financing Authority (Hampton
                    Roads Proton)(1)                                     9.000     07/01/2039         3,867,573
       29,700,000   VA Tobacco Settlement Authority(1)                   5.000     06/01/2047        20,551,806
       35,170,000   VA Tobacco Settlement Authority                      5.670(4)  06/01/2047         1,362,838
      162,770,000   VA Tobacco Settlement Authority                      5.770(4)  06/01/2047         5,283,514
                                                                                                ---------------
                                                                                                     55,615,390
Washington--2.8%
        1,000,000   Bremerton, WA Hsg. Authority(1)                      5.300     06/01/2026           928,350
        4,145,000   Bremerton, WA Hsg. Authority(1)                      5.500     06/01/2037         3,459,624
           35,000   Pierce County, WA Hsg. Authority(1)                  5.800     12/01/2023            24,462
          100,000   Port Camas, WA Public Industrial Corp. (James
                    River Corp. of Virginia)(1)                          6.700     04/01/2023           100,011
           75,000   Radford, WA Court Properties Student Housing(1)      5.000     06/01/2027            75,390
        2,460,000   Seattle, WA Hsg. Authority (Gamelin House &
                    Genesee)(1)                                          5.700     11/01/2035         2,145,046
           50,000   Seattle, WA Municipal Light & Power                  5.125     07/01/2022            50,162
          165,000   Skagit Valley, WA College(1)                         5.625     11/01/2017           165,137
          140,000   Skagit Valley, WA College(1)                         5.750     11/01/2023           140,050
          500,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)(1)                               5.250     01/01/2028           391,605
        1,800,000   Vancouver, WA Downtown Redevel. Authority
                    (Conference Center)(1)                               5.250     01/01/2034         1,349,532
           55,000   Vancouver, WA Hsg. Authority(1)                      5.500     03/01/2028            55,041
           25,000   WA COP (Dept. of General Administration)             5.300     10/01/2010            25,092
       12,070,000   WA Health Care Facilities Authority(1)               5.500     08/15/2042        11,342,662
       33,785,000   WA Health Care Facilities Authority (Catholic
                    Health Initiatives)(2)                               6.375     10/01/2036        37,360,736
       15,000,000   WA Health Care Facilities Authority
                    (Providence Health System-Washington)(2)             5.250     10/01/2033        15,599,475
          115,000   WA Health Care Facilities Authority (Swedish
                    Health System)(1)                                    5.125     11/15/2022           115,133
           90,000   WA Health Care Facilities Authority (Yakima
                    Valley Memorial Hospital Assoc.)(1)                  5.250     12/01/2020            86,189
          145,000   WA Health Care Facilities Authority (Yakima
                    Valley Memorial Hospital Assoc.)(1)                  5.375     12/01/2027           132,436
           10,000   WA HFC (Nickerson Area Properties)(1)                5.250     01/01/2023             8,215
           25,000   WA Tobacco Settlement Authority (TASC)(1)            6.625     06/01/2032            25,133
           90,000   White Salmon, WA Water & Sewer(1)                    6.000     07/01/2015            90,150
                                                                                                ---------------
                                                                                                     73,669,631


                      38 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

    Principal
      Amount                                                            Coupon      Maturity         Value
-----------------                                                       ------     ----------   ---------------
West Virginia--0.1%
$          50,000   Pleasants County, WV Pollution Control
                    (Monongahela Power Company)(1)                       6.150%    05/01/2015   $        50,065
          500,000   Wheeling, WV Tax Increment (Stone Building
                    Renovation)(1)                                       5.200     06/01/2025           393,390
        1,500,000   Wheeling, WV Tax Increment (Stone Building
                    Renovation)(1)                                       5.500     06/01/2033         1,112,790
        1,820,000   WV Hospital Finance Authority (Charleston Area
                    Medical Center)(1)                                   5.500     09/01/2025         1,860,422
                                                                                                ---------------
                                                                                                      3,416,667
Wisconsin--0.2%
        1,750,000   Sokaogon, WI Chippewa Community (Gaming)(1)          7.000     01/01/2026         1,064,700
        1,500,000   WI H&EFA (Aurora Health Care)(1)                     5.600     02/15/2029         1,499,910
          350,000   WI H&EFA (Beloit College)(1)                         6.125     06/01/2035           353,780
          350,000   WI H&EFA (Beloit College)(1)                         6.125     06/01/2039           351,309
            5,000   WI H&EFA (Froedert & Community)(1)                   5.375     10/01/2030             5,086
          280,000   WI H&EFA (Kenosha Hospital & Medical Center)(1)      5.625     05/15/2029           280,067
          185,000   WI H&EFA (Medical College of Wisconsin)(1)           5.500     12/01/2026           185,104
        2,140,000   WI H&EFA (Richland Hospital)(1)                      5.375     06/01/2028         1,849,581
                                                                                                ---------------
                                                                                                      5,589,537
                                                                                                ---------------
Total Municipal Bonds and Notes (Cost $3,499,506,965)                                             3,098,795,859
Corporate Bonds and Notes--0.0%
          113,637   Delta Air Lines, Inc., Sr. Unsec. Nts.(1,11)
                    (Cost $112,500)                                      8.000     12/01/2015            86,983
                    Shares
Common Stocks--0.0%
              918   Delta Air Lines, Inc.(6,11) (Cost $ 5,407)                                           11,089
Total Investments, at Value (Cost $3,499,624,872)-116.2%                                          3,098,893,931
Liabilities in Excess of Other Assets-(16.2)                                                      (431,988,790)
                                                                                                ---------------
Net Assets-100.0%                                                                               $ 2,666,905,141
                                                                                                ===============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.)   Issue is in default. See accompanying Notes.

(4.)   Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.)   Non-income producing security.


                      39 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(7.) Restricted security. The aggregate value of restricted securities as of April 30, 2010 was $10,887,000, which represents 0.41% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                         ACQUISITION                                UNREALIZED
SECURITY                                     DATE          COST         VALUE      DEPRECIATION
--------                                 -----------   -----------   -----------   ------------
IL Finance Authority (Monarch Landing)     6/11/09     $ 1,693,196   $   522,500    $1,170,696
IL Finance Authority (Monarch Landing)     6/11/09       2,715,368       888,250     1,827,118
IL Finance Authority (Sedgebrook)           5/5/09       5,607,275     3,990,000     1,617,275
IL Finance Authority (Sedgebrook)          6/11/09       2,265,941     1,496,250       769,691
IL Finance Authority (Sedgebrook)          6/11/09       5,420,400     3,990,000     1,430,400
                                                       -----------   -----------    ----------
                                                       $17,702,180   $10,887,000    $6,815,180
                                                       ===========   ===========    ==========

(8.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(9.) Represents the current interest rate for a variable or increasing rate security.

(10.) When-issued security or delayed delivery to be delivered and settled after April 30, 2010. See accompanying Notes.

(11.)  Received as a result of a corporate action.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                                                LEVEL 2--
                              LEVEL 1--           OTHER              LEVEL 3--
                              UNADJUSTED       SIGNIFICANT          SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                            -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                     $    --        $   36,822,403         $       --       $   36,822,403
   Alaska                           --            39,305,602                 --           39,305,602
   Arizona                          --           117,437,761                 --          117,437,761
   Arkansas                         --             2,356,013                 --            2,356,013
   California                       --           672,335,209                 --          672,335,209
   Colorado                         --            66,491,245                 --           66,491,245
   Connecticut                      --             7,539,886                 --            7,539,886
   Delaware                         --             5,457,491                 --            5,457,491
   District of Columbia             --            19,804,207                 --           19,804,207
   Florida                          --           401,697,663                 --          401,697,663
   Georgia                          --            52,274,521                 --           52,274,521
   Hawaii                           --               839,888                 --              839,888
   Idaho                            --             7,201,905                 --            7,201,905
   Illinois                         --           224,444,353                 --          224,444,353
   Indiana                          --            26,999,895                 --           26,999,895
   Iowa                             --            52,664,137                 --           52,664,137
   Kansas                           --             3,755,849                 --            3,755,849
   Kentucky                         --               203,409                 10              203,419
   Louisiana                        --            73,783,355                 --           73,783,355


                      40 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

   Maryland                         --             7,798,813                 --            7,798,813
   Massachusetts                    --            10,146,101                 --           10,146,101
   Michigan                         --            85,497,212                 --           85,497,212
   Minnesota                        --            24,305,026                 --           24,305,026
   Mississippi                      --             5,111,947                 --            5,111,947
   Missouri                         --            73,402,271                 --           73,402,271
   Montana                          --             6,535,089                 --            6,535,089
   Nebraska                         --            22,723,407                 --           22,723,407
   Nevada                           --            68,267,067                 --           68,267,067
   New Hampshire                    --            61,520,343                 --           61,520,343
   New Jersey                       --           100,657,282                 --          100,657,282
   New Mexico                       --            13,309,007                 --           13,309,007
   New York                         --            36,154,595                 --           36,154,595
   North Carolina                   --               501,349                 --              501,349
   North Dakota                     --                70,110                 --               70,110
   Ohio                             --           173,303,817                 --          173,303,817
   Oklahoma                         --            14,418,148                 --           14,418,148
   Oregon                           --               210,328                 --              210,328
   Pennsylvania                     --            33,927,881                 --           33,927,881
   Rhode Island                     --            10,438,807                 --           10,438,807
   South Carolina                   --            35,382,867                 --           35,382,867
   South Dakota                     --             1,021,502                 --            1,021,502
   Tennessee                        --             8,018,681                 --            8,018,681
   Texas                            --           271,963,679          3,571,000          275,534,679
   U.S. Possessions                 --            78,180,573                 --           78,180,573
   Utah                             --             1,684,752                 --            1,684,752
   Vermont                          --               968,178                 --              968,178
   Virginia                         --            55,615,390                 --           55,615,390
   Washington                       --            73,669,631                 --           73,669,631
   West Virginia                    --             3,416,667                 --            3,416,667
   Wisconsin                        --             5,589,537                 --            5,589,537
Corporate Bonds and Notes           --                86,983                 --               86,983
Common Stocks                   11,089                    --                 --               11,089
                               -------        --------------         ----------       --------------
Total Assets                   $11,089        $3,095,311,832         $3,571,010       $3,098,893,931
                               -------        --------------         ----------       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
AG        Allegheny General Hospital
AHF       American Housing Foundation
ARC       Assoc. of Retarded Citizens
AS        Ambulatory Services
AUS       Allegheny United Hospital
BCC       Bethesda Company Care, Inc.
BCCC      Botsford Continuing Care Corp.
BCG       Bethesda Care Givers
BGH       Botsford General Hospital
BHA       Bethesda Hospital Assoc.
BHC       Bethesda Home Care
CDA       Communities Devel. Authority


                      41 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

CEMS      Community Emergency Medical Services
CFGH      Central Florida Group Homes
CHHC      Community Health & Home Care
COP       Certificates of Participation
CRH       Columbus Regional Healthcare
DKH       Day Kimball Hospital
DLS       Diagnostic Laboratory Services
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EMH       Elmhurst Memorial Hospital
EMHH      Elmhurst Memorial Home Health
EMHS      Elmhurst Memorial Health System
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNH       Freeman Neosho Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency

HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HNE       Healthnet of New England
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
LD&M      Locklando Door and Millwork
MCM       Managed Care Management
MCP       Medical College Of Pennsylvania
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH        Northgate Housing
NYC       New York City
OHC       Oakwood Hospital Corp.
OLOLMC    Our Lady of Lake Medical Center
OLOLRMC   Our Lady of Lourdes Regional Medical Center
OUH       Oakwood United Hospitals
PHS       Pinnacle Health System

PP        Professionals PRN, Inc.
ROLs      Residual Option Longs
SJHS      St. Joseph Health System
SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SSNH      Sunny Slope Nursing Home
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
VC        VinFen Corp.
VCS       VinFen Clinical Services
WCNT      Wessex Corporation of New Tazewell
WPAHS     West Penn Allegheny Health System


                      42 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

WPAON     West Penn Allegheny Oncology Network
WPH       Western Pennsylvania Hospital
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


                      43 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities             $10,220,603
Sold securities                    4,740,156

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $459,870,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $689,903,537 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $459,870,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund


                      44 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                      COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                               RATE (2)     DATE         VALUE
-----------   --------------------------------------------------------------   --------   --------   ------------
$ 2,000,000   AK HFC ROLs                                                       17.818%    12/1/33   $  2,026,760
  3,000,000   AL Public School & College Authority ROLs(3)                      17.448      5/1/29      5,017,320
  4,930,000   Austin, TX Independent School District ROLs(3)                    17.495      8/1/33      6,139,526
  5,000,000   CA Dept. of Veterans Affairs Home Purchase ROLs(3)                11.838     12/1/23      4,865,750
  5,000,000   CA Health Facilities Financing Authority (Sutter
                 Health/California Pacific Medical Center Obligated Group)
                 DRIVERS                                                        18.160    11/15/46      4,023,600
  5,000,000   CA Health Facilities Financing Authority ROLs(3)                  20.549      7/1/39      5,866,900
  3,750,000   Clark County, NV Airport ROLs(3)                                  20.429      7/1/42      4,685,925
  5,000,000   Clark County, NV Water Reclamation District DRIVERS               18.318      7/1/38      6,131,000
  3,250,000   CO Hsg. & Finance Authority (Single Family) DRIVERS               19.029     11/1/29      3,947,775
  3,480,000   FL COP (Dept. of Management Services) DRIVERS                     13.963      8/1/28      4,074,662
  4,000,000   Greater Orlando, FL Aviation Authority ROLs(3)                    17.508     10/1/32      4,351,520
  4,000,000   Houston, TX Airport System ROLs(3)                                19.536      7/1/39      5,093,920
  5,000,000   IL Finance Authority (Northwestern Memorial Hospital) DRIVERS     21.351     8/15/39      6,890,500
  3,750,000   IL Finance Authority ROLs                                         18.702     5/15/29      3,955,800
  3,855,000   IL Health Facilities Authority ROLs(4)                            18.163     8/15/33      3,932,640
  2,500,000   Imperial, CA Irrigation District DRIVERS                          17.813     11/1/38      2,809,250
  4,060,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.)
                 ROLs                                                           18.715     12/1/32      4,491,334
  3,750,000   Los Angeles, CA Community College District ROLs(3)                17.508      8/1/33      4,126,050
  3,000,000   Los Angeles, CA Dept. of Airports ROLs(3)                         18.552     5/15/39      3,472,440
  3,650,000   MI Hospital Finance Authority ROLs(3)                             21.470     12/1/23      5,203,221
  3,000,000   MN HFA ROLs(3)                                                    17.711      7/1/34      3,175,200
 11,000,000   NH H&EFA (LRG Healthcare) DRIVERS                                 10.090     10/1/34     11,985,600
  5,250,000   NH H&EFA ROLs(3)                                                  25.559      4/1/38      8,322,510
  3,000,000   North Central Texas HFDC (Children's Medical Center) DRIVERS      20.182     8/15/39      3,570,600
  4,920,000   NYC GO DRIVERS                                                    18.652      4/1/36      6,701,335
  3,500,000   NYC GO ROLs(3)                                                    17.508     5/15/33      4,208,260
  4,115,000   Omaha, NE Public Facilities Corp. ROLs(3)                         17.508      6/1/36      4,735,048
  2,500,000   Orange County, FL Health Facilities Authority ROLs(3)             17.658      1/1/39      2,646,950
  2,500,000   Orange County, FL School Board ROLs(3)                            19.506      8/1/34      3,179,050
  3,100,000   Pima County, AZ IDA (Metro Police Facility) DRIVERS               18.456      7/1/39      3,410,310
  4,000,000   Tarrant County, TX Cultural Education Facilities Finance Corp.
                 ROLs(3)                                                        22.127    11/15/29      5,751,760
 38,000,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)               12.109    12/15/26     46,201,920
  4,000,000   University of California (Regents Medical Center) DRIVERS         18.318     5/15/39      5,159,440
  2,625,000   University of California (Regents Medical Center) DRIVERS         17.150     5/15/37      2,764,650
  3,000,000   University of Illinois (Auxiliary Facilities Systems) DRIVERS     20.340      4/1/38      4,174,800
  7,500,000   WA Austin Trust Various States Inverse Certificates                9.699     10/1/33      8,099,475
 11,265,000   WA Health Care Facilities Authority (Catholic Health
                 Initiatives)(3)                                                17.370     10/1/36     14,840,736
                                                                                                     ------------
                                                                                                     $230,033,537
                                                                                                     ============


                      45 | Oppenheimer AMT-Free Municipals

OPPENHEIMER AMT-FREE MUNICIPALS
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 41-43 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.)   Security is subject to a shortfall and forbearance agreement.

(4.) When-issued or delayed delivery to be delivered and settled after April 30, 2010.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $269,340,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $175,367,403
Market Value                        $ 76,611,061
Market Value as a % of Net Assets           2.87%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2010, securities with an aggregate market value of $10,887,000, representing 0.41% of the Fund's net assets, were subject to these forbearance agreements. Interest of $948,750 is contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

RESTRICTED SECURITIES

As of April 30, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,061,491,998(1)
                                 ==============
Gross unrealized appreciation    $  166,028,855
Gross unrealized depreciation      (586,640,931)
                                 --------------
Net unrealized depreciation      $ (420,612,076)
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $458,014,009, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                      46 | Oppenheimer AMT-Free Municipals

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010